NATIONWIDE®

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO – 1882 – 12/07

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3) 828,274 shares (cost $7,210,343)	$7,007,195
American Century VP – Ultra® Fund – Class III (ACVPUltra3) 186,622 shares (cost $2,052,949)	2,265,587
American Century VP – Value Fund – Class III (ACVPVal3) 1,324,019 shares (cost $10,971,879)	9,890,421
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R) 557,686 shares (cost $14,536,457)	13,072,149
Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R) 433,777 shares (cost $18,006,293)	19,268,364
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R) 1,236,138 shares (cost $38,632,705)	33,808,377
Legg Mason Partners VET – International All Cap Opportunity Portfolio (LMVEIntAllCap) 9,434 shares (cost $136,198)	84,438
Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest) 227,314 shares (cost $3,965,755)	3,755,225
Legg Mason Partners VIT – Money Market Portfolio (LMVIMMrk) 114,229 shares (cost $114,229)	114,229
Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 1,117,721 shares (cost $8,750,653)	8,528,208
Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3) 1,559,040 shares (cost $17,810,579)	18,131,637
Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6) 822,723 shares (cost $11,043,941)	11,139,668
Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6) 510,994 shares (cost $5,325,195)	5,293,903
Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6) 1,822,910 shares (cost $22,141,792)	22,604,083
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6) 1,151,535 shares (cost $15,387,586)	15,292,381
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6) 943,915 shares (cost $10,652,817)	10,666,242
Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3) 45,333 shares (cost $1,265,660)	1,476,045
Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2) 244,413,615 shares (cost $244,413,615)	244,413,615
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III (NVITSmCapGr3) 33,558 shares (cost $529,126)	601,025
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III (NVITSmCapVal3) 97,818 shares (cost $1,188,277)	968,399
Nationwide VIT – Multi-Manager Small Company Fund – Class III (NVITSmComp3) 131,418 shares (cost $3,211,128)	2,922,737
Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3) 96,429 shares (cost $1,338,217)	1,313,369
Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr) 896,908 shares (cost $24,484,717)	23,274,770
Rydex Variable Trust Portfolios – Amerigo Fund (RyAmerigo) 265,603 shares (cost $10,872,657)	10,393,038

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Banking Fund (RyBank) 290,356 shares (cost $7,402,537)	$6,620,111
Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM) 1,091,845 shares (cost $46,218,479)	45,486,256
Rydex Variable Trust Portfolios – Berolina Fund (RyBero) 89,581 shares (cost $2,636,379)	2,596,052
Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech) 399,195 shares (cost $8,978,985)	8,610,635
Rydex Variable Trust Portfolios – Clermont Fund (RyClermont) 71,702 shares (cost $2,228,002)	1,920,888
Rydex Variable Trust Portfolios – Commodities Strategy Fund (RyCommStr) 1,177,308 shares (cost $24,649,531)	27,996,390
Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd) 618,267 shares (cost $24,296,358)	22,888,234
Rydex Variable Trust Portfolios – Dow 2x Strategy Fund (RyDow2x) 642,230 shares (cost $18,109,847)	16,505,315
Rydex Variable Trust Portfolios – Electronics Fund (RyElec) 118,453 shares (cost $1,639,020)	1,619,246
Rydex Variable Trust Portfolios – Energy Fund (RyEnergy) 1,231,402 shares (cost $49,854,331)	49,046,745
Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc) 1,123,197 shares (cost $44,285,521)	43,434,017
Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund (RyEuroStr) 1,204,908 shares (cost $40,084,396)	36,086,999
Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc) 637,612 shares (cost $16,551,211)	14,001,955
Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund (RyGvtLgBd) 2,109,047 shares (cost $25,410,139)	25,814,732
Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC) 804,343 shares (cost $24,295,347)	23,816,606
Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq) 282,893 shares (cost $7,857,513)	7,225,077
Rydex Variable Trust Portfolios – Internet Fund (RyInternet) 1,164,078 shares (cost $22,100,742)	20,778,797
Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x) 77,166 shares (cost $2,125,920)	2,221,606
Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund (RyInGovLB) 320,016 shares (cost $6,368,558)	6,265,909
Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund (RyInMidCap) 25,752 shares (cost $880,466)	902,082
Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC) 274,342 shares (cost $4,547,675)	4,661,067
Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000) 101,983 shares (cost $3,500,193)	3,534,736
Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund (RyInSP500) 144,304 shares (cost $6,095,697)	6,091,067
Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund (RyJapanStr) 370,382 shares (cost $9,061,081)	8,418,781
Rydex Variable Trust Portfolios – Large-Cap Growth Fund (RyLgCapGr) 714,132 shares (cost $19,546,976)	19,545,798
Rydex Variable Trust Portfolios – Large-Cap Value Fund (RyLgCapVal) 284,189 shares (cost $8,369,568)	7,209,874
Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure) 587,562 shares (cost $14,985,135)	12,468,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund (RyMidCapStr) 691,582 shares (cost $16,861,075)	$15,021,158
Rydex Variable Trust Portfolios – Mid-Cap Growth Fund (RyMidCapGr) 298,506 shares (cost $9,038,696)	8,811,895
Rydex Variable Trust Portfolios – Mid-Cap Value Fund (RyMidCapVal) 247,007 shares (cost $5,698,055)	5,147,632
Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund (RyMCpCoreEq) 199,437 shares (cost $5,724,244)	4,914,129
Rydex Variable Trust Portfolios – Nova Fund (RyNova) 4,353,700 shares (cost $44,857,197)	43,798,222
Rydex Variable Trust Portfolios – OTC 2x Strategy Fund (RyOTC2x) 922,703 shares (cost $27,896,913)	27,662,634
Rydex Variable Trust Portfolios – OTC Fund (RyOTC) 707,573 shares (cost $12,820,455)	12,821,218
Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet) 2,649,164 shares (cost $39,879,313)	39,843,429
Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst) 638,079 shares (cost $26,862,849)	21,918,024
Rydex Variable Trust Portfolios – Retailing Fund (RyRetail) 197,732 shares (cost $2,354,645)	2,228,444
Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund (RyRuss2000) 378,571 shares (cost $14,083,338)	12,947,114
Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund (RyDySP500) 809,209 shares (cost $16,937,431)	15,569,179
Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot) 2,390,333 shares (cost $37,184,137)	36,643,798
Rydex Variable Trust Portfolios – Small-Cap Growth Fund (RySmCapGr) 178,041 shares (cost $5,310,952)	4,819,557
Rydex Variable Trust Portfolios – Small-Cap Value Fund (RySmCapVal) 174,430 shares (cost $3,711,819)	3,178,118
Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund (RyStrDolStr) 49,686 shares (cost $1,010,797)	1,000,177
Rydex Variable Trust Portfolios – Technology Fund (RyTech) 1,214,929 shares (cost $19,851,146)	19,766,900
Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele) 881,489 shares (cost $22,195,742)	21,058,775
Rydex Variable Trust Portfolios – Transportation Fund (RyTrans) 412,527 shares (cost $8,296,172)	6,126,028
Rydex Variable Trust Portfolios – Utilities Fund (RyUtil) 1,517,821 shares (cost $37,054,944)	33,832,234
Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund (RyWeakDol) 151,923 shares (cost $4,833,524)	4,345,011

Total investments	1,233,505,828
Accounts Receivable – Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio (LMVPLrgCap)	16,500

Total Assets	1,233,522,328
Accounts Payable	19,954

Contract owners’ equity (note 4)	$1,233,502,374

See accompanying notes to financial statements

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	LMVEIntAllCap
Reinvested dividends	$24,082,373	176,549	—	251,154	229,411	40,419	250,125	805
Mortality and expense risk charges (note 2)	(18,851,136)	(122,654)	(23,796)	(213,419)	(220,838)	(148,681)	(413,948)	(1,101)

Net investment income (loss)	5,231,237	53,895	(23,796)	37,735	8,573	(108,262)	(163,823)	(296)

Proceeds from mutual fund shares sold	6,550,514,732	6,231,246	1,730,848	9,609,394	8,532,656	5,749,500	9,503,427	10,314
Cost of mutual fund shares sold	(6,520,420,890)	(5,316,999)	(1,607,453)	(9,195,243)	(7,823,399)	(4,740,153)	(8,264,610)	(13,400)

Realized gain (loss) on investments	30,093,842	914,247	123,395	414,151	709,257	1,009,347	1,238,817	(3,086)
Change in unrealized gain (loss) on investments	(47,529,092)	(1,103,915)	233,955	(2,438,319)	(1,931,736)	1,076,716	(5,523,647)	(34,919)

Net gain (loss) on investments	(17,435,250)	(189,668)	357,350	(2,024,168)	(1,222,479)	2,086,063	(4,284,830)	(38,005)

Reinvested capital gains	56,769,367	—	—	1,302,406	1,182,607	16,461	8,442,964	42,137

Net increase (decrease) in contract owners’ equity resulting from operations	$44,565,354	(135,773)	333,554	(684,027)	(31,299)	1,994,262	3,994,311	3,836

Investment activity:	LMVEInvest	LMVIMMrk	LMVPLrgCap	NVITFHiInc3	NVITGvtBd3	NVITIDAgg6	NVITIDCon6	NVITIDMod6
Reinvested dividends	$47,971	5,502	15,891	589,522	774,232	240,088	175,757	610,831
Mortality and expense risk charges (note 2)	(35,816)	(1,515)	(18,147)	(121,507)	(238,797)	(187,846)	(71,368)	(328,310)

Net investment income (loss)	12,155	3,987	(2,256)	468,015	535,435	52,242	104,389	282,521

Proceeds from mutual fund shares sold	495,690	7,335	4,496,548	19,525,476	7,467,628	5,724,356	3,688,208	10,258,365
Cost of mutual fund shares sold	(490,794)	(7,335)	(3,550,408)	(19,687,051)	(7,509,050)	(5,003,804)	(3,668,784)	(9,113,556)

Realized gain (loss) on investments	4,896	—	946,140	(161,575)	(41,422)	720,552	19,424	1,144,809
Change in unrealized gain (loss) on investments	(210,530)	—	(727,326)	(280,812)	419,536	(652,353)	(86,195)	(851,191)

Net gain (loss) on investments	(205,634)	—	218,814	(442,387)	378,114	68,199	(66,771)	293,618

Reinvested capital gains	103,369	—	—	—	—	362,335	119,675	349,591

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,110)	3,987	216,558	25,628	913,549	482,776	157,293	925,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	NVITSmCapVal3	NVITSmComp3	NVITNWFund3
Reinvested dividends	$375,771	247,264	—	10,335,283	—	13,959	849	17,119
Mortality and expense risk charges (note 2)	(223,746)	(104,550)	(19,732)	(3,583,530)	(8,848)	(18,683)	(58,065)	(23,299)

Net investment income (loss)	152,025	142,714	(19,732)	6,751,753	(8,848)	(4,724)	(57,216)	(6,180)

Proceeds from mutual fund shares sold	10,115,694	1,407,643	328,424	1,622,544,348	207,644	533,757	3,933,085	2,397,759
Cost of mutual fund shares sold	(9,147,161)	(1,356,531)	(227,836)	(1,622,544,348)	(157,708)	(542,436)	(3,945,190)	(2,312,445)

Realized gain (loss) on investments	968,533	51,112	100,588	—	49,936	(8,679)	(12,105)	85,314
Change in unrealized gain (loss) on investments	(885,819)	(67,922)	8,346	—	10,562	(226,285)	(423,305)	(124,822)

Net gain (loss) on investments	82,714	(16,810)	108,934	—	60,498	(234,964)	(435,410)	(39,508)

Reinvested capital gains	304,939	146,065	—	—	—	144,176	562,257	99,253

Net increase (decrease) in contract owners’ equity resulting from operations	$539,678	271,969	89,202	6,751,753	51,650	(95,512)	69,631	53,565

Investment activity:	RyAbsRtStr	RyAmerigo	RyBank	RyBasicM	RyBero	RyBioTech	RyClermont	RyCommStr
Reinvested dividends	$825,721	37,032	168,102	55,760	—	—	35,141	—
Mortality and expense risk charges (note 2)	(369,811)	(65,196)	(146,570)	(619,503)	(10,843)	(94,540)	(21,096)	(303,955)

Net investment income (loss)	455,910	(28,164)	21,532	(563,743)	(10,843)	(94,540)	14,045	(303,955)

Proceeds from mutual fund shares sold	23,302,096	7,044,088	46,355,732	70,395,922	910,283	54,350,637	11,645,723	26,783,677
Cost of mutual fund shares sold	(22,638,735)	(6,493,221)	(47,079,013)	(61,175,397)	(868,322)	(53,994,487)	(11,600,699)	(25,478,694)

Realized gain (loss) on investments	663,361	550,867	(723,281)	9,220,525	41,961	356,150	45,024	1,304,983
Change in unrealized gain (loss) on investments	(1,223,257)	(479,620)	(1,228,762)	(2,466,021)	(40,328)	(53,005)	(307,113)	3,891,307

Net gain (loss) on investments	(559,896)	71,247	(1,952,043)	6,754,504	1,633	303,145	(262,089)	5,196,290

Reinvested capital gains	213,127	374,730	—	3,042,777	30,538	—	248,269	—

Net increase (decrease) in contract owners’ equity resulting from operations	$109,141	417,813	(1,930,511)	9,233,538	21,328	208,605	225	4,892,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
Reinvested dividends	$355,155	140,072	—	—	—	876,764	264,051	1,004,070
Mortality and expense risk charges (note 2)	(307,248)	(218,979)	(75,859)	(499,030)	(512,506)	(523,088)	(390,283)	(455,475)

Net investment income (loss)	47,907	(78,907)	(75,859)	(499,030)	(512,506)	353,676	(126,232)	548,595

Proceeds from mutual fund shares sold	40,764,923	98,361,338	67,024,889	92,988,729	96,472,419	96,684,698	74,363,258	170,968,846
Cost of mutual fund shares sold	(38,828,475)	(98,064,186)	(67,135,594)	(95,362,385)	(91,302,451)	(94,136,699)	(77,392,586)	(171,074,789)

Realized gain (loss) on investments	1,936,448	297,152	(110,705)	(2,373,656)	5,169,968	2,547,999	(3,029,328)	(105,943)
Change in unrealized gain (loss) on investments	(2,046,140)	(886,302)	44,467	5,752,093	1,206,782	(4,766,668)	(3,221,435)	647,559

Net gain (loss) on investments	(109,692)	(589,150)	(66,238)	3,378,437	6,376,750	(2,218,669)	(6,250,763)	541,616

Reinvested capital gains	1,529,741	1,493,065	—	4,529,348	2,358,530	3,554,489	1,454,980	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,467,956	825,008	(142,097)	7,408,755	8,222,774	1,689,496	(4,922,015)	1,090,211

Investment activity:	RyHealthC	RyHedgeEq	RyInternet	RyInDow2x	RyInGovLB	RyInMidCap	RyInOTC	RyInRus2000
Reinvested dividends	$—	328,074	—	184,246	206,890	56,368	410,300	143,086
Mortality and expense risk charges (note 2)	(411,496)	(185,425)	(134,044)	(89,779)	(100,490)	(30,384)	(156,991)	(63,403)

Net investment income (loss)	(411,496)	142,649	(134,044)	94,467	106,400	25,984	253,309	79,683

Proceeds from mutual fund shares sold	54,544,675	18,838,819	38,400,351	95,203,217	79,286,246	90,314,829	533,106,509	124,942,280
Cost of mutual fund shares sold	(53,946,299)	(18,771,814)	(38,239,318)	(96,321,967)	(80,509,506)	(90,202,580)	(535,358,079)	(124,660,571)

Realized gain (loss) on investments	598,376	67,005	161,033	(1,118,750)	(1,223,260)	112,249	(2,251,570)	281,709
Change in unrealized gain (loss) on investments	(7,695)	(548,603)	(1,284,944)	227,861	(56,813)	17,712	4,983	80,552

Net gain (loss) on investments	590,681	(481,598)	(1,123,911)	(890,889)	(1,280,073)	129,961	(2,246,587)	362,261

Reinvested capital gains	449,387	105,794	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$628,572	(233,155)	(1,257,955)	(796,422)	(1,173,673)	155,945	(1,993,278)	441,944

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
Reinvested dividends	$365,569	690,891	—	234,161	—	224,438	—	109,413
Mortality and expense risk charges (note 2)	(248,885)	(195,265)	(159,387)	(285,708)	(306,012)	(278,027)	(172,610)	(183,987)

Net investment income (loss)	116,684	495,626	(159,387)	(51,547)	(306,012)	(53,589)	(172,610)	(74,574)

Proceeds from mutual fund shares sold	246,959,959	79,632,105	96,705,343	151,488,999	41,734,098	221,089,834	82,834,134	70,240,234
Cost of mutual fund shares sold	(248,258,191)	(82,336,108)	(97,161,092)	(151,926,868)	(40,392,634)	(224,132,255)	(83,488,986)	(69,833,733)

Realized gain (loss) on investments	(1,298,232)	(2,704,003)	(455,749)	(437,869)	1,341,464	(3,042,421)	(654,852)	406,501
Change in unrealized gain (loss) on investments	424,945	560,401	136,952	(1,160,439)	(3,710,456)	197,649	(28,970)	(591,042)

Net gain (loss) on investments	(873,287)	(2,143,602)	(318,797)	(1,598,308)	(2,368,992)	(2,844,772)	(683,822)	(184,541)

Reinvested capital gains	—	—	336,847	1,734,181	2,203,037	1,696,077	1,213,675	5,300

Net increase (decrease) in contract owners’ equity resulting from operations	$(756,603)	(1,647,976)	(141,337)	84,326	(471,967)	(1,202,284)	357,243	(253,815)

Investment activity:	RyMCpCoreEq	RyNova	RyOTC2x	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000
Reinvested dividends	$33,512	534,982	64,273	14,491	—	528,755	—	249,689
Mortality and expense risk charges (note 2)	(107,097)	(693,131)	(247,903)	(197,671)	(378,770)	(530,028)	(203,210)	(259,410)

Net investment income (loss)	(73,585)	(158,149)	(183,630)	(183,180)	(378,770)	(1,273)	(203,210)	(9,721)

Proceeds from mutual fund shares sold	9,299,481	135,245,087	420,928,268	192,067,043	120,994,669	114,333,895	39,464,459	248,250,839
Cost of mutual fund shares sold	(8,952,990)	(130,441,733)	(420,811,797)	(190,615,651)	(115,687,913)	(117,393,134)	(40,761,881)	(249,651,300)

Realized gain (loss) on investments	346,491	4,803,354	116,471	1,451,392	5,306,756	(3,059,239)	(1,297,422)	(1,400,461)
Change in unrealized gain (loss) on investments	(977,479)	(3,377,608)	(263,365)	102,923	(1,447,718)	(4,501,706)	(149,362)	(886,502)

Net gain (loss) on investments	(630,988)	1,425,746	(146,894)	1,554,315	3,859,038	(7,560,945)	(1,446,784)	(2,286,963)

Reinvested capital gains	444,744	—	—	—	—	2,637,630	1,364,303	838,092

Net increase (decrease) in contract owners’ equity resulting from operations	$(259,829)	1,267,597	(330,524)	1,371,135	3,480,268	(4,924,588)	(285,691)	(1,458,592)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	RyDySP500	RySectRot	RySmCapGr	RySmCapVal	RyStrDolStr	RyTech	RyTele	RyTrans
Reinvested dividends	$143,267	—	—	10,219	—	—	42,883	—
Mortality and expense risk charges (note 2)	(207,557)	(431,398)	(88,915)	(94,733)	(14,071)	(307,513)	(426,262)	(256,048)

Net investment income (loss)	(64,290)	(431,398)	(88,915)	(84,514)	(14,071)	(307,513)	(383,379)	(256,048)

Proceeds from mutual fund shares sold	109,372,261	29,149,449	55,989,103	31,306,231	18,205,726	54,464,444	68,981,290	52,607,864
Cost of mutual fund shares sold	(108,588,929)	(27,379,955)	(56,702,187)	(32,831,094)	(18,332,691)	(52,655,640)	(65,928,933)	(53,041,358)

Realized gain (loss) on investments	783,332	1,769,494	(713,084)	(1,524,863)	(126,965)	1,808,804	3,052,357	(433,494)
Change in unrealized gain (loss) on investments	(1,163,766)	139,015	(332,340)	(243,980)	(8,541)	(264,542)	(1,623,009)	(2,261,675)

Net gain (loss) on investments	(380,434)	1,908,509	(1,045,424)	(1,768,843)	(135,506)	1,544,262	1,429,348	(2,695,169)

Reinvested capital gains	1,532,182	2,668,812	603,952	732,553	—	—	—	2,756,680

Net increase (decrease) in contract owners’ equity resulting from operations	$1,087,458	4,145,923	(530,387)	(1,120,804)	(149,577)	1,236,749	1,045,969	(194,537)

Investment activity:	RyUtil	RyWeakDol
Reinvested dividends	$509,637	836,859
Mortality and expense risk charges (note 2)	(538,325)	(65,023)

Net investment income (loss)	(28,688)	771,836

Proceeds from mutual fund shares sold	90,271,333	21,345,055
Cost of mutual fund shares sold	(85,208,370)	(21,043,906)

Realized gain (loss) on investments	5,062,963	301,149
Change in unrealized gain (loss) on investments	(5,052,046)	(483,060)

Net gain (loss) on investments	10,917	(181,911)

Reinvested capital gains	3,438,292	—

Net increase (decrease) in contract owners’ equity resulting from operations	$3,420,521	589,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPIncGr3		ACVPUltra3		ACVPVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,231,237	5,458,317	53,895	17,553	(23,796)	(27,389)	37,735	(38,309)
Realized gain (loss) on investments	30,093,842	42,351,097	914,247	208,205	123,395	(38,532)	414,151	(15,102)
Change in unrealized gain (loss) on investments	(47,529,092)	(8,318,526)	(1,103,915)	611,454	233,955	(108,998)	(2,438,319)	1,196,039
Reinvested capital gains	56,769,367	34,790,850	—	—	—	—	1,302,406	762,688

Net increase (decrease) in contract owners’ equity resulting from operations	44,565,354	74,281,738	(135,773)	837,212	333,554	(174,919)	(684,027)	1,905,316

Equity transactions:
Purchase payments received from contract owners (note 3)	155,753,232	253,651,102	175,861	341,676	36,999	459,209	466,189	643,154
Transfers between funds	—	—	(1,223,785)	3,364,238	117,262	(1,357,608)	(4,409,704)	6,672,336
Redemptions (note 3)	(197,946,532)	(184,259,698)	(1,484,761)	(379,995)	(132,445)	(81,783)	(2,029,712)	(1,221,624)
Annuity benefits	(484,985)	(440,460)	(2,542)	(2,162)	—	—	(2,845)	(2,423)
Contingent deferred sales charges (note 2)	(2,166,816)	(2,105,908)	(14,694)	(6,673)	(838)	(2,195)	(27,406)	(14,507)
Adjustments to maintain reserves	11,626	57,794	109	235	(93)	(195)	404	1,437

Net equity transactions	(44,833,475)	66,902,830	(2,549,812)	3,317,319	20,885	(982,572)	(6,003,074)	6,078,373

Net change in contract owners’ equity	(268,121)	141,184,568	(2,685,585)	4,154,531	354,439	(1,157,491)	(6,687,101)	7,983,689
Contract owners’ equity beginning of period	1,233,770,495	1,092,585,927	9,692,701	5,538,170	1,911,057	3,068,548	16,577,422	8,593,733

Contract owners’ equity end of period	$1,233,502,374	1,233,770,495	7,007,116	9,692,701	2,265,496	1,911,057	9,890,321	16,577,422

CHANGES IN UNITS:
Beginning units	96,971,616	93,279,166	697,047	460,611	185,778	284,912	1,105,290	671,652

Units purchased	982,283,716	919,634,468	309,322	398,711	159,924	216,169	390,279	807,453
Units redeemed	(986,203,515)	(915,942,018)	(494,471)	(162,275)	(159,921)	(315,303)	(788,215)	(373,815)

Ending units	93,051,817	96,971,616	511,898	697,047	185,781	185,778	707,354	1,105,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEIS2R		FidVIPGrS2R		FidVIPConS2R		LMVEIntAllCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$8,573	219,251	(108,262)	(66,275)	(163,823)	(94,717)	(296)	654
Realized gain (loss) on investments	709,257	294,540	1,009,347	441,129	1,238,817	1,585,424	(3,086)	(416)
Change in unrealized gain (loss) on investments	(1,931,736)	(79,894)	1,076,716	(102,545)	(5,523,647)	(1,458,501)	(34,919)	13,838
Reinvested capital gains	1,182,607	1,557,614	16,461	—	8,442,964	2,124,057	42,137	1,619

Net increase (decrease) in contract owners’ equity resulting from operations	(31,299)	1,991,511	1,994,262	272,309	3,994,311	2,156,263	3,836	15,695

Equity transactions:
Purchase payments received from contract owners (note 3)	402,262	730,208	312,855	346,038	1,017,515	1,625,014	—	—
Transfers between funds	(2,003,993)	5,975,650	13,444,497	(287,574)	6,369,230	4,972,476	—	—
Redemptions (note 3)	(2,227,331)	(1,124,334)	(1,332,045)	(699,897)	(3,298,202)	(2,202,758)	—	—
Annuity benefits	(2,992)	(2,518)	(2,781)	(2,406)	(2,938)	(2,630)	—	—
Contingent deferred sales charges (note 2)	(35,785)	(17,171)	(11,077)	(11,318)	(44,502)	(25,030)	—	—
Adjustments to maintain reserves	317	974	393	(33)	443	3,471	132	(16)

Net equity transactions	(3,867,522)	5,562,809	12,411,842	(655,190)	4,041,546	4,370,543	132	(16)

Net change in contract owners’ equity	(3,898,821)	7,554,320	14,406,104	(382,881)	8,035,857	6,526,806	3,968	15,679
Contract owners’ equity beginning of period	16,970,945	9,416,625	4,862,624	5,245,505	25,772,551	19,245,745	80,464	64,785

Contract owners’ equity end of period	$13,072,124	16,970,945	19,268,728	4,862,624	33,808,408	25,772,551	84,432	80,464

CHANGES IN UNITS:
Beginning units	1,195,976	785,938	449,694	509,898	1,648,597	1,351,898	5,194	5,195

Units purchased	433,347	725,160	1,583,932	402,191	988,550	1,101,198	—	—
Units redeemed	(706,022)	(315,122)	(606,610)	(462,395)	(767,984)	(804,499)	(1)	(1)

Ending units	923,301	1,195,976	1,427,016	449,694	1,869,163	1,648,597	5,193	5,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVEInvest		LMVIMMrk		LMVPLrgCap		NVITFHiInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,155	—	3,987	3,806	(2,256)	(2,996)	468,015	223,256
Realized gain (loss) on investments	4,896	—	—	—	946,140	42,056	(161,575)	(2,080)
Change in unrealized gain (loss) on investments	(210,530)	—	—	—	(727,326)	522,508	(280,812)	63,974
Reinvested capital gains	103,369	—	—	—	—	74,465	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(90,110)	—	3,987	3,806	216,558	636,033	25,628	285,150

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	3,675	—	1,364,527	196,201
Transfers between funds	4,287,411	—	—	—	(4,287,411)	—	3,055,801	4,116,101
Redemptions (note 3)	(446,918)	—	(5,394)	—	(152,608)	(477,524)	(1,116,256)	(390,258)
Annuity benefits	—	—	—	—	(22,412)	(20,974)	—	—
Contingent deferred sales charges (note 2)	—	—	—	—	—	—	(27,088)	(1,473)
Adjustments to maintain reserves	(1,833)	—	(97)	(248)	9,619	(2,614)	3	18

Net equity transactions	3,838,660	—	(5,491)	(248)	(4,449,137)	(501,112)	3,276,987	3,920,589

Net change in contract owners’ equity	3,748,550	—	(1,504)	3,558	(4,232,579)	134,921	3,302,615	4,205,739
Contract owners’ equity beginning of period	—	—	115,735	112,177	4,249,079	4,114,158	5,225,528	1,019,789

Contract owners’ equity end of period	$3,748,550	—	114,231	115,735	16,500	4,249,079	8,528,143	5,225,528

CHANGES IN UNITS:
Beginning units	—	—	8,955	8,963	221,976	249,867	473,318	100,662

Units purchased	428,742	—	—	—	191	—	2,096,797	738,180
Units redeemed	(44,354)	—	(419)	(8)	(222,167)	(27,891)	(1,812,677)	(365,524)

Ending units	384,388	—	8,536	8,955	—	221,976	757,438	473,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd3		NVITIDAgg6		NVITIDCon6		NVITIDMod6
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$535,435	336,534	52,242	77,388	104,389	105,140	282,521	210,467
Realized gain (loss) on investments	(41,422)	(190,203)	720,552	423,153	19,424	(17,709)	1,144,809	526,021
Change in unrealized gain (loss) on investments	419,536	25,141	(652,353)	638,883	(86,195)	106,581	(851,191)	832,655
Reinvested capital gains	—	90,827	362,335	102,593	119,675	56,132	349,591	159,503

Net increase (decrease) in contract owners’ equity resulting from operations	913,549	262,299	482,776	1,242,017	157,293	250,144	925,730	1,728,646

Equity transactions:
Purchase payments received from contract owners (note 3)	601,669	1,161,659	1,136,796	373,405	1,127,052	375,364	4,646,146	2,225,248
Transfers between funds	6,549,002	2,207,954	(769,134)	2,870,466	(1,477,383)	1,511,085	470,095	3,415,828
Redemptions (note 3)	(2,886,266)	(1,165,535)	(932,246)	(524,216)	(427,438)	(804,364)	(4,083,550)	(2,293,914)
Annuity benefits	(14,439)	(14,366)	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(16,967)	(17,506)	(15,201)	(6,915)	(2,820)	(9,670)	(60,758)	(26,245)
Adjustments to maintain reserves	(93)	(121)	705	2,054	79	107	250	1,122

Net equity transactions	4,232,906	2,172,085	(579,080)	2,714,794	(780,510)	1,072,522	972,183	3,322,039

Net change in contract owners’ equity	5,146,455	2,434,384	(96,304)	3,956,811	(623,217)	1,322,666	1,897,913	5,050,685
Contract owners’ equity beginning of period	12,985,070	10,550,686	11,235,970	7,279,159	5,917,114	4,594,448	20,706,119	15,655,434

Contract owners’ equity end of period	$18,131,525	12,985,070	11,139,666	11,235,970	5,293,897	5,917,114	22,604,032	20,706,119

CHANGES IN UNITS:
Beginning units	1,131,842	936,308	824,418	613,612	536,836	436,065	1,684,346	1,398,649

Units purchased	1,173,269	903,469	401,496	636,411	271,917	502,075	1,093,711	902,563
Units redeemed	(806,221)	(707,935)	(442,580)	(425,605)	(345,941)	(401,304)	(1,013,641)	(616,866)

Ending units	1,498,890	1,131,842	783,334	824,418	462,812	536,836	1,764,416	1,684,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg6		NVITIDModCon6		NVITMdCpGr3		NVITMyMkt2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$152,025	99,584	142,714	52,404	(19,732)	(19,499)	6,751,753	7,569,492
Realized gain (loss) on investments	968,533	335,236	51,112	75,454	100,588	96,327	—	—
Change in unrealized gain (loss) on investments	(885,819)	557,626	(67,922)	72,335	8,346	25,059	—	—
Reinvested capital gains	304,939	99,664	146,065	53,758	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	539,678	1,092,110	271,969	253,951	89,202	101,887	6,751,753	7,569,492

Equity transactions:
Purchase payments received from contract owners (note 3)	754,212	1,091,436	1,098,509	602,533	14,092	11,848	101,683,262	179,029,123
Transfers between funds	5,450,993	3,137,800	6,439,476	(867,528)	196,152	(18,661)	(11,266,363)	(134,082,575)
Redemptions (note 3)	(3,176,810)	(968,179)	(738,711)	(582,759)	(129,044)	(153,783)	(60,221,166)	(86,480,450)
Annuity benefits	—	—	—	—	—	—	(294,420)	(295,075)
Contingent deferred sales charges (note 2)	(69,898)	(7,015)	(4,842)	(11,516)	(647)	(2,973)	(639,096)	(809,208)
Adjustments to maintain reserves	338	334	(322)	126	(108)	(296)	5,722	4,001

Net equity transactions	2,958,835	3,254,376	6,794,110	(859,144)	80,445	(163,865)	29,267,939	(42,634,184)

Net change in contract owners’ equity	3,498,513	4,346,486	7,066,079	(605,193)	169,647	(61,978)	36,019,692	(35,064,692)
Contract owners’ equity beginning of period	11,793,869	7,447,383	3,599,791	4,204,984	1,306,345	1,368,323	208,399,106	243,463,798

Contract owners’ equity end of period	$15,292,382	11,793,869	10,665,870	3,599,791	1,475,992	1,306,345	244,418,798	208,399,106

CHANGES IN UNITS:
Beginning units	899,550	641,708	309,482	386,892	100,288	113,885	20,692,057	24,895,689

Units purchased	1,054,134	553,216	703,445	257,769	25,831	18,464	344,587,709	336,952,135
Units redeemed	(837,925)	(295,374)	(132,091)	(335,179)	(20,567)	(32,061)	(341,632,435)	(341,155,767)

Ending units	1,115,759	899,550	880,836	309,482	105,552	100,288	23,647,331	20,692,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr3		NVITSmCapVal3		NVITSmComp3		NVITNWFund3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(8,848)	(11,373)	(4,724)	(15,686)	(57,216)	(36,099)	(6,180)	(4,171)
Realized gain (loss) on investments	49,936	89,528	(8,679)	13,726	(12,105)	(46,498)	85,314	130,649
Change in unrealized gain (loss) on investments	10,562	(67,667)	(226,285)	94,232	(423,305)	275,339	(124,822)	25,607
Reinvested capital gains	—	—	144,176	112,635	562,257	63,281	99,253	—

Net increase (decrease) in contract owners’ equity resulting from operations	51,650	10,488	(95,512)	204,907	69,631	256,023	53,565	152,085

Equity transactions:
Purchase payments received from contract owners (note 3)	2,531	4,647	6,870	11,731	95,814	172,780	56,182	14,770
Transfers between funds	(48,608)	(122,671)	(252,950)	(54,997)	(1,455,999)	2,126,780	(426,354)	155,611
Redemptions (note 3)	(69,227)	(58,397)	(144,656)	(130,782)	(577,274)	(268,186)	(119,988)	(142,790)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(951)	(464)	(1,661)	(2,979)	(26,741)	(4,531)	(824)	(3,512)
Adjustments to maintain reserves	(45)	—	(12)	143	(19)	342	(1,829)	(1,782)

Net equity transactions	(116,300)	(176,885)	(392,409)	(176,884)	(1,964,219)	2,027,185	(492,813)	22,297

Net change in contract owners’ equity	(64,650)	(166,397)	(487,921)	28,023	(1,894,588)	2,283,208	(439,248)	174,382
Contract owners’ equity beginning of period	665,642	832,039	1,456,266	1,428,243	4,817,248	2,534,040	1,750,201	1,575,819

Contract owners’ equity end of period	$600,992	665,642	968,345	1,456,266	2,922,660	4,817,248	1,310,953	1,750,201

CHANGES IN UNITS:
Beginning units	57,842	73,636	97,392	110,485	308,338	178,517	132,523	133,824

Units purchased	7,393	24,360	8,861	29,917	144,818	330,873	135,025	86,346
Units redeemed	(17,032)	(40,154)	(35,474)	(43,010)	(267,803)	(201,052)	(174,212)	(87,647)

Ending units	48,203	57,842	70,779	97,392	185,353	308,338	93,336	132,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyAbsRtStr		RyAmerigo		RyBank		RyBasicM
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$455,910	76,322	(28,164)	—	21,532	96,662	(563,743)	(128,285)
Realized gain (loss) on investments	663,361	32,775	550,867	—	(723,281)	79,430	9,220,525	1,338,487
Change in unrealized gain (loss) on investments	(1,223,257)	16,649	(479,620)	—	(1,228,762)	945,459	(2,466,021)	1,260,488
Reinvested capital gains	213,127	255,688	374,730	—	—	—	3,042,777	351,948

Net increase (decrease) in contract owners’ equity resulting from operations	109,141	381,434	417,813	—	(1,930,511)	1,121,551	9,233,538	2,822,638

Equity transactions:
Purchase payments received from contract owners (note 3)	1,728,440	2,576,036	76,745	—	556,502	943,450	1,963,834	1,937,854
Transfers between funds	6,845,872	14,825,084	10,484,113	—	(8,788,899)	5,829,944	7,023,555	11,707,690
Redemptions (note 3)	(3,640,878)	(803,934)	(574,182)	—	(845,237)	(1,062,840)	(4,130,199)	(1,963,963)
Annuity benefits	—	—	—	—	—	—	(3,749)	(398)
Contingent deferred sales charges (note 2)	(44,546)	(9,092)	(11,452)	—	(9,457)	(13,516)	(52,482)	(26,017)
Adjustments to maintain reserves	(238)	(131)	(17)	—	(92)	(34)	3,021	2,501

Net equity transactions	4,888,650	16,587,963	9,975,207	—	(9,087,183)	5,697,004	4,803,980	11,657,667

Net change in contract owners’ equity	4,997,791	16,969,397	10,393,020	—	(11,017,694)	6,818,555	14,037,518	14,480,305
Contract owners’ equity beginning of period	18,276,840	1,307,443	—	—	17,637,738	10,819,183	31,458,298	16,977,993

Contract owners’ equity end of period	$23,274,631	18,276,840	10,393,020	—	6,620,044	17,637,738	45,495,816	31,458,298

CHANGES IN UNITS:
Beginning units	1,729,823	129,898	—	—	1,143,218	771,920	1,734,363	1,129,476

Units purchased	3,289,300	3,008,942	1,601,277	—	3,392,431	2,893,508	5,016,143	5,945,084
Units redeemed	(2,861,436)	(1,409,017)	(676,258)	—	(3,943,322)	(2,522,210)	(4,855,507)	(5,340,197)

Ending units	2,157,687	1,729,823	925,019	—	592,327	1,143,218	1,894,999	1,734,363

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyBero		RyBioTech		RyClermont		RyCommStr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(10,843)	—	(94,540)	(266,215)	14,045	—	(303,955)	(284,301)
Realized gain (loss) on investments	41,961	—	356,150	(293,916)	45,024	—	1,304,983	(3,683,305)
Change in unrealized gain (loss) on investments	(40,328)	—	(53,005)	(876,133)	(307,113)	—	3,891,307	(298,271)
Reinvested capital gains	30,538	—	—	—	248,269	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	21,328	—	208,605	(1,436,264)	225	—	4,892,335	(4,265,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	180,032	—	543,691	1,821,972	9,836	—	1,385,548	1,559,585
Transfers between funds	2,762,349	—	1,586,450	(11,117,253)	2,085,241	—	9,302,243	4,845,381
Redemptions (note 3)	(359,152)	—	(529,386)	(1,399,926)	(174,109)	—	(2,473,647)	(3,060,320)
Annuity benefits	—	—	(2,274)	(196)	—	—	—	—
Contingent deferred sales charges (note 2)	(8,506)	—	(7,084)	(22,052)	(304)	—	(29,309)	(29,740)
Adjustments to maintain reserves	(7)	—	(218)	428	4	—	463	(2,403)

Net equity transactions	2,574,716	—	1,591,179	(10,717,027)	1,920,668	—	8,185,298	3,312,503

Net change in contract owners’ equity	2,596,044	—	1,799,784	(12,153,291)	1,920,893	—	13,077,633	(953,374)
Contract owners’ equity beginning of period	—	—	6,810,805	18,964,096	—	—	14,920,253	15,873,627

Contract owners’ equity end of period	$2,596,044	—	8,610,589	6,810,805	1,920,893	—	27,997,886	14,920,253

CHANGES IN UNITS:
Beginning units	—	—	766,752	2,034,867	—	—	2,092,686	1,797,935

Units purchased	353,433	—	7,578,034	9,069,094	1,293,926	—	6,827,292	10,947,226
Units redeemed	(112,335)	—	(7,402,397)	(10,337,209)	(1,110,790)	—	(5,874,395)	(10,652,475)

Ending units	241,098	—	942,389	766,752	183,136	—	3,045,583	2,092,686

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyConsProd		RyDow2x		RyElec		RyEnergy
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$47,907	(123,211)	(78,907)	(65,013)	(75,859)	(189,183)	(499,030)	(552,369)
Realized gain (loss) on investments	1,936,448	1,371,414	297,152	2,894,007	(110,705)	(2,918,437)	(2,373,656)	508,334
Change in unrealized gain (loss) on investments	(2,046,140)	1,004,175	(886,302)	(535,565)	44,467	190,500	5,752,093	(6,036,182)
Reinvested capital gains	1,529,741	179,956	1,493,065	1,764,636	—	—	4,529,348	7,664,993

Net increase (decrease) in contract owners’ equity resulting from operations	1,467,956	2,432,334	825,008	4,058,065	(142,097)	(2,917,120)	7,408,755	1,584,776

Equity transactions:
Purchase payments received from contract owners (note 3)	683,910	865,801	1,056,270	970,849	164,974	1,073,086	1,752,600	3,454,766
Transfers between funds	1,399,936	9,058,511	(977,774)	8,052,181	(174,203)	(522,068)	11,735,478	(7,480,492)
Redemptions (note 3)	(1,789,301)	(1,989,411)	(1,441,165)	(1,397,809)	(517,162)	(1,191,883)	(3,039,177)	(3,306,176)
Annuity benefits	(2,556)	(187)	—	—	(522)	(478)	(34,219)	(26,587)
Contingent deferred sales charges (note 2)	(21,837)	(34,269)	(15,635)	(27,094)	(6,967)	(20,217)	(39,966)	(53,659)
Adjustments to maintain reserves	256	299	365	1,496	(221)	(48)	(4,153)	4,618

Net equity transactions	270,408	7,900,744	(1,377,939)	7,599,623	(534,101)	(661,608)	10,370,563	(7,407,530)

Net change in contract owners’ equity	1,738,364	10,333,078	(552,931)	11,657,688	(676,198)	(3,578,728)	17,779,318	(5,822,754)
Contract owners’ equity beginning of period	21,149,922	10,816,844	17,058,249	5,400,561	2,295,339	5,874,067	31,270,051	37,092,805

Contract owners’ equity end of period	$22,888,286	21,149,922	16,505,318	17,058,249	1,619,141	2,295,339	49,049,369	31,270,051

CHANGES IN UNITS:
Beginning units	1,420,963	846,312	1,299,147	528,954	241,200	623,214	1,497,573	1,965,737

Units purchased	3,460,912	4,474,242	12,902,270	16,026,042	8,614,894	9,101,227	6,412,879	7,675,931
Units redeemed	(3,470,144)	(3,899,591)	(13,022,892)	(15,255,849)	(8,678,664)	(9,483,241)	(6,123,432)	(8,144,095)

Ending units	1,411,731	1,420,963	1,178,525	1,299,147	177,430	241,200	1,787,020	1,497,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyEnSvc		RyEuroStr		RyFinSvc		RyGvtLgBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(512,506)	(533,300)	353,676	179,647	(126,232)	(8,902)	548,595	684,982
Realized gain (loss) on investments	5,169,968	2,065,767	2,547,999	3,587,593	(3,029,328)	1,767,725	(105,943)	(1,545,876)
Change in unrealized gain (loss) on investments	1,206,782	(4,270,075)	(4,766,668)	430,308	(3,221,435)	463,519	647,559	(742,923)
Reinvested capital gains	2,358,530	2,539,875	3,554,489	912,770	1,454,980	1,387,807	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	8,222,774	(197,733)	1,689,496	5,110,318	(4,922,015)	3,610,149	1,090,211	(1,603,817)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,464,077	4,596,379	1,420,038	888,937	1,036,711	1,606,921	878,887	2,010,726
Transfers between funds	16,889,257	(22,311,590)	805,282	18,386,575	(15,589,016)	7,840,649	(1,745,383)	504,919
Redemptions (note 3)	(3,004,378)	(2,363,325)	(4,633,213)	(3,392,178)	(2,298,195)	(2,365,540)	(3,531,381)	(8,080,696)
Annuity benefits	(16,253)	(14,223)	(4,208)	(3,314)	(2,521)	(217)	—	—
Contingent deferred sales charges (note 2)	(38,394)	(30,250)	(66,539)	(42,670)	(32,933)	(28,472)	(48,827)	(97,109)
Adjustments to maintain reserves	1,622	9,479	2,033	6,219	102	1,923	84	7,124

Net equity transactions	16,295,931	(20,113,530)	(2,476,607)	15,843,569	(16,885,852)	7,055,264	(4,446,620)	(5,655,036)

Net change in contract owners’ equity	24,518,705	(20,311,263)	(787,111)	20,953,887	(21,807,867)	10,665,413	(3,356,409)	(7,258,853)
Contract owners’ equity beginning of period	18,924,463	39,235,726	36,882,500	15,928,613	35,809,717	25,144,304	29,166,507	36,425,360

Contract owners’ equity end of period	$43,443,168	18,924,463	36,095,389	36,882,500	14,001,850	35,809,717	25,810,098	29,166,507

CHANGES IN UNITS:
Beginning units	762,447	1,742,365	2,192,359	1,207,475	2,399,247	1,940,222	2,477,009	2,933,150

Units purchased	5,874,524	6,410,490	8,237,489	9,327,291	5,089,342	5,121,999	18,808,077	18,726,083
Units redeemed	(5,334,006)	(7,390,408)	(8,508,925)	(8,342,407)	(6,322,853)	(4,662,974)	(19,266,635)	(19,182,224)

Ending units	1,302,965	762,447	1,920,923	2,192,359	1,165,736	2,399,247	2,018,451	2,477,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyHealthC		RyHedgeEq		RyInternet		RyInDow2x
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(411,496)	(384,548)	142,649	34,333	(134,044)	(94,469)	94,467	31,623
Realized gain (loss) on investments	598,376	1,331,821	67,005	98,631	161,033	949,059	(1,118,750)	(1,063,758)
Change in unrealized gain (loss) on investments	(7,695)	(1,313,078)	(548,603)	(81,417)	(1,284,944)	(358,284)	227,861	(196,323)
Reinvested capital gains	449,387	907,530	105,794	177,178	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	628,572	541,725	(233,155)	228,725	(1,257,955)	496,306	(796,422)	(1,228,458)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,183,096	2,190,525	641,597	736,894	282,039	462,173	617,628	365,525
Transfers between funds	580,639	(5,681,191)	365,246	6,215,481	17,829,392	(8,631,789)	(1,729,608)	2,708,631
Redemptions (note 3)	(2,218,257)	(1,857,526)	(1,652,276)	(411,511)	(803,948)	(801,191)	(491,146)	(449,705)
Annuity benefits	(13,179)	(9,653)	—	—	(4,014)	(1,645)	—	—
Contingent deferred sales charges (note 2)	(27,338)	(24,977)	(17,986)	(5,175)	(9,222)	(8,084)	(3,045)	(17,564)
Adjustments to maintain reserves	(2,320)	(1,509)	(219)	(26)	258	358	(271)	(381)

Net equity transactions	(497,359)	(5,384,331)	(663,638)	6,535,663	17,294,505	(8,980,178)	(1,606,442)	2,606,506

Net change in contract owners’ equity	131,213	(4,842,606)	(896,793)	6,764,388	16,036,550	(8,483,872)	(2,402,864)	1,378,048
Contract owners’ equity beginning of period	23,682,565	28,525,171	8,121,721	1,357,333	4,742,512	13,226,384	4,624,437	3,246,389

Contract owners’ equity end of period	$23,813,778	23,682,565	7,224,928	8,121,721	20,779,062	4,742,512	2,221,573	4,624,437

CHANGES IN UNITS:
Beginning units	2,061,198	2,579,881	756,277	134,664	309,872	945,879	681,290	369,228

Units purchased	6,080,717	7,277,596	2,088,808	2,381,914	4,134,906	2,225,221	23,136,276	8,419,376
Units redeemed	(6,154,556)	(7,796,279)	(2,181,342)	(1,760,301)	(3,178,013)	(2,861,228)	(23,451,858)	(8,107,314)

Ending units	1,987,359	2,061,198	663,743	756,277	1,266,765	309,872	365,708	681,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInGovLB		RyInMidCap		RyInOTC		RyInRus2000
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$106,400	55,151	25,984	32,178	253,309	346,049	79,683	93,086
Realized gain (loss) on investments	(1,223,260)	571,777	112,249	(369,203)	(2,251,570)	(125,033)	281,709	(1,473,774)
Change in unrealized gain (loss) on investments	(56,813)	127,194	17,712	11,934	4,983	(25,210)	80,552	(73,073)
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(1,173,673)	754,122	155,945	(325,091)	(1,993,278)	195,806	441,944	(1,453,761)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,920	450,163	16,499	239,326	100,432	556,551	96,222	576,784
Transfers between funds	(137,632)	(1,288,710)	(2,422,220)	2,331,594	(4,261,610)	7,196,394	(2,049,239)	4,124,653
Redemptions (note 3)	(721,502)	(1,311,635)	(218,085)	(803,713)	(1,175,009)	(2,721,858)	(603,540)	(1,254,845)
Annuity benefits	—	—	—	—	(6,839)	(8,023)	—	—
Contingent deferred sales charges (note 2)	(9,513)	(33,647)	(486)	(6,736)	(11,375)	(33,172)	(4,416)	(19,713)
Adjustments to maintain reserves	(635)	(695)	(21)	(188)	447	(220)	(70)	(429)

Net equity transactions	(589,362)	(2,184,524)	(2,624,313)	1,760,283	(5,353,954)	4,989,672	(2,561,043)	3,426,450

Net change in contract owners’ equity	(1,763,035)	(1,430,402)	(2,468,368)	1,435,192	(7,347,232)	5,185,478	(2,119,099)	1,972,689
Contract owners’ equity beginning of period	8,028,340	9,458,742	3,370,439	1,935,247	11,990,169	6,804,691	5,653,817	3,681,128

Contract owners’ equity end of period	$6,265,305	8,028,340	902,071	3,370,439	4,642,937	11,990,169	3,534,718	5,653,817

CHANGES IN UNITS:
Beginning units	928,746	1,169,228	449,003	244,801	2,522,905	1,394,598	801,628	453,503

Units purchased	11,910,823	6,526,230	14,031,900	8,201,336	158,108,534	100,297,607	25,932,599	19,357,058
Units redeemed	(12,069,372)	(6,766,712)	(14,356,399)	(7,997,134)	(159,511,321)	(99,169,300)	(26,251,767)	(19,008,933)

Ending units	770,197	928,746	124,504	449,003	1,120,118	2,522,905	482,460	801,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyInSP500		RyJapanStr		RyLgCapGr		RyLgCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$116,684	479,888	495,626	170,564	(159,387)	(94,506)	(51,547)	(96,263)
Realized gain (loss) on investments	(1,298,232)	(1,858,748)	(2,704,003)	1,079,738	(455,749)	37,951	(437,869)	2,348,996
Change in unrealized gain (loss) on investments	424,945	(556,717)	560,401	(3,595,040)	136,952	130,341	(1,160,439)	(25,221)
Reinvested capital gains	—	—	—	2,274,540	336,847	140,156	1,734,181	579,213

Net increase (decrease) in contract owners’ equity resulting from operations	(756,603)	(1,935,577)	(1,647,976)	(70,198)	(141,337)	213,942	84,326	2,806,725

Equity transactions:
Purchase payments received from contract owners (note 3)	177,014	514,683	645,072	1,764,636	726,256	233,366	479,979	998,663
Transfers between funds	(250,013)	3,051,034	(4,385,184)	(10,556,206)	9,874,023	(490,676)	(32,040,870)	28,801,239
Redemptions (note 3)	(1,827,157)	(1,670,285)	(1,502,928)	(3,094,721)	(1,289,598)	(722,481)	(2,380,204)	(3,077,788)
Annuity benefits	(7,091)	(8,395)	(1,700)	(1,611)	—	—	—	—
Contingent deferred sales charges (note 2)	(26,979)	(30,564)	(16,737)	(31,960)	(21,262)	(9,338)	(36,403)	(32,087)
Adjustments to maintain reserves	(1,855)	(1,046)	(149)	3,759	(48)	10	254	914

Net equity transactions	(1,936,081)	1,855,427	(5,261,626)	(11,916,103)	9,289,371	(989,119)	(33,977,244)	26,690,941

Net change in contract owners’ equity	(2,692,684)	(80,150)	(6,909,602)	(11,986,301)	9,148,034	(775,177)	(33,892,918)	29,497,666
Contract owners’ equity beginning of period	8,763,069	8,843,219	15,328,308	27,314,609	10,397,766	11,172,943	41,102,720	11,605,054

Contract owners’ equity end of period	$6,070,385	8,763,069	8,418,706	15,328,308	19,545,800	10,397,766	7,209,802	41,102,720

CHANGES IN UNITS:
Beginning units	1,349,133	1,247,352	1,190,504	2,199,730	967,675	1,081,956	3,100,903	1,013,947

Units purchased	49,936,506	40,378,172	9,145,340	14,481,267	11,666,027	8,555,894	11,806,681	15,308,969
Units redeemed	(50,343,800)	(40,276,391)	(9,583,931)	(15,490,493)	(10,875,785)	(8,670,175)	(14,325,587)	(13,222,013)

Ending units	941,839	1,349,133	751,913	1,190,504	1,757,917	967,675	581,997	3,100,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyLeisure		RyMidCapStr		RyMidCapGr		RyMidCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(306,012)	(221,690)	(53,589)	(275,220)	(172,610)	(102,135)	(74,574)	(11,194)
Realized gain (loss) on investments	1,341,464	152,612	(3,042,421)	(1,027,734)	(654,852)	260,090	406,501	(978,171)
Change in unrealized gain (loss) on investments	(3,710,456)	2,152,760	197,649	(1,832,339)	(28,970)	(152,008)	(591,042)	1,693,722
Reinvested capital gains	2,203,037	792,740	1,696,077	4,093,047	1,213,675	404,422	5,300	—

Net increase (decrease) in contract owners’ equity resulting from operations	(471,967)	2,876,422	(1,202,284)	957,754	357,243	410,369	(253,815)	704,357

Equity transactions:
Purchase payments received from contract owners (note 3)	420,644	835,657	741,091	1,269,167	393,269	394,881	418,374	930,397
Transfers between funds	(9,660,248)	11,794,616	(1,113,443)	(15,555,723)	3,957,739	(20,121,554)	(3,715,187)	4,518,113
Redemptions (note 3)	(1,874,326)	(1,566,278)	(2,023,330)	(2,166,825)	(1,476,169)	(793,872)	(1,807,338)	(908,964)
Annuity benefits	(3,042)	(232)	(4,023)	(3,400)	—	—	—	—
Contingent deferred sales charges (note 2)	(24,036)	(17,593)	(21,072)	(24,206)	(20,123)	(6,446)	(27,357)	(12,144)
Adjustments to maintain reserves	373	603	94	1,683	(175)	314	312	661

Net equity transactions	(11,140,635)	11,046,773	(2,420,683)	(16,479,304)	2,854,541	(20,526,677)	(5,131,196)	4,528,063

Net change in contract owners’ equity	(11,612,602)	13,923,195	(3,622,967)	(15,521,550)	3,211,784	(20,116,308)	(5,385,011)	5,232,420
Contract owners’ equity beginning of period	24,080,780	10,157,585	18,644,021	34,165,571	5,600,019	25,716,327	10,532,616	5,300,196

Contract owners’ equity end of period	$12,468,178	24,080,780	15,021,054	18,644,021	8,811,803	5,600,019	5,147,605	10,532,616

CHANGES IN UNITS:
Beginning units	1,336,727	688,928	915,949	1,832,079	465,988	2,175,794	751,110	434,593

Units purchased	2,233,625	2,857,635	12,063,469	12,161,344	8,250,297	5,570,812	5,356,349	3,409,011
Units redeemed	(2,845,509)	(2,209,836)	(12,257,966)	(13,077,474)	(8,031,264)	(7,280,618)	(5,717,507)	(3,092,494)

Ending units	724,843	1,336,727	721,452	915,949	685,021	465,988	389,952	751,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyMCpCoreEq		RyNova		RyOTC2x		RyOTC
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(73,585)	(37,747)	(158,149)	(39,440)	(183,630)	(194,938)	(183,180)	(198,740)
Realized gain (loss) on investments	346,491	248,767	4,803,354	6,329,126	116,471	958,544	1,451,392	559,271
Change in unrealized gain (loss) on investments	(977,479)	168,096	(3,377,608)	1,749,946	(263,365)	842,853	102,923	175,903
Reinvested capital gains	444,744	4,027	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(259,829)	383,143	1,267,597	8,039,632	(330,524)	1,606,459	1,371,135	536,434

Equity transactions:
Purchase payments received from contract owners (note 3)	527,720	841,768	1,578,571	1,438,000	918,819	1,076,269	424,439	644,306
Transfers between funds	285,255	3,653,717	(8,511,619)	(12,971,616)	16,791,306	(5,783,302)	3,045,825	(4,557,644)
Redemptions (note 3)	(674,682)	(187,347)	(5,058,636)	(3,754,632)	(1,673,176)	(1,476,337)	(2,926,855)	(1,376,139)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(9,940)	(2,468)	(99,390)	(41,740)	(13,317)	(37,079)	(45,758)	(12,863)
Adjustments to maintain reserves	(116)	(103)	252	2,589	(171)	(233)	(31)	809

Net equity transactions	128,237	4,305,567	(12,090,822)	(15,327,399)	16,023,461	(6,220,682)	497,620	(5,301,531)

Net change in contract owners’ equity	(131,592)	4,688,710	(10,823,225)	(7,287,767)	15,692,937	(4,614,223)	1,868,755	(4,765,097)
Contract owners’ equity beginning of period	5,045,584	356,874	54,628,828	61,916,595	11,969,599	16,583,822	10,952,350	15,717,447

Contract owners’ equity end of period	$4,913,992	5,045,584	43,805,603	54,628,828	27,662,536	11,969,599	12,821,105	10,952,350

CHANGES IN UNITS:
Beginning units	448,474	35,674	4,124,172	5,496,441	1,191,682	1,702,841	841,434	1,260,934

Units purchased	1,030,828	1,100,630	12,481,427	15,294,400	52,652,716	51,888,875	19,183,111	24,153,761
Units redeemed	(1,010,407)	(687,830)	(13,274,221)	(16,666,669)	(51,668,959)	(52,400,034)	(19,181,644)	(24,573,261)

Ending units	468,895	448,474	3,331,378	4,124,172	2,175,439	1,191,682	842,901	841,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyPrecMet		RyRealEst		RyRetail		RyRuss2000
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(378,770)	(484,658)	(1,273)	217,840	(203,210)	(204,218)	(9,721)	(314,802)
Realized gain (loss) on investments	5,306,756	6,339,096	(3,059,239)	6,293,148	(1,297,422)	873,918	(1,400,461)	3,025,469
Change in unrealized gain (loss) on investments	(1,447,718)	(2,179,259)	(4,501,706)	(305,308)	(149,362)	55,463	(886,502)	335,502
Reinvested capital gains	—	—	2,637,630	1,359,148	1,364,303	456,107	838,092	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,480,268	3,675,179	(4,924,588)	7,564,828	(285,691)	1,181,270	(1,458,592)	3,046,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,523,795	3,974,379	1,277,576	2,037,415	291,546	781,448	880,630	1,292,562
Transfers between funds	9,595,352	(12,775,071)	(14,238,150)	25,228,859	(14,162,565)	5,479,345	(7,869,289)	16,846,265
Redemptions (note 3)	(1,886,704)	(2,129,121)	(7,988,672)	(3,487,570)	(1,006,178)	(1,395,833)	(20,808,184)	(1,725,712)
Annuity benefits	(13,206)	(12,198)	(6,275)	(3,192)	(2,264)	(190)	—	—
Contingent deferred sales charges (note 2)	(23,632)	(29,641)	(44,373)	(33,320)	(12,330)	(14,009)	(13,425)	(20,564)
Adjustments to maintain reserves	(2,871)	5,840	963	3,397	59	55	(1,523)	838

Net equity transactions	9,192,734	(10,965,812)	(20,998,931)	23,745,589	(14,891,732)	4,850,816	(27,811,791)	16,393,389

Net change in contract owners’ equity	12,673,002	(7,290,633)	(25,923,519)	31,310,417	(15,177,423)	6,032,086	(29,270,383)	19,439,558
Contract owners’ equity beginning of period	27,166,887	34,457,520	47,841,483	16,531,066	17,405,809	11,373,723	42,215,315	22,775,757

Contract owners’ equity end of period	$39,839,889	27,166,887	21,917,964	47,841,483	2,228,386	17,405,809	12,944,932	42,215,315

CHANGES IN UNITS:
Beginning units	1,192,909	1,824,984	2,113,674	941,969	1,189,006	842,111	2,130,166	1,371,869

Units purchased	8,910,279	9,014,613	5,848,797	17,469,139	1,913,307	2,942,257	14,895,331	23,697,967
Units redeemed	(8,609,517)	(9,646,688)	(6,741,979)	(16,297,434)	(2,927,070)	(2,595,362)	(16,311,595)	(22,939,670)

Ending units	1,493,671	1,192,909	1,220,492	2,113,674	175,243	1,189,006	713,902	2,130,166

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyDySP500		RySectRot		RySmCapGr		RySmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,290)	(44,614)	(431,398)	(342,020)	(88,915)	(72,903)	(84,514)	(93,159)
Realized gain (loss) on investments	783,332	2,677,425	1,769,494	1,419,044	(713,084)	(496,066)	(1,524,863)	629,055
Change in unrealized gain (loss) on investments	(1,163,766)	4,201	139,015	(1,561,378)	(332,340)	177,663	(243,980)	(115,134)
Reinvested capital gains	1,532,182	578,888	2,668,812	1,433,242	603,952	191,510	732,553	532,504

Net increase (decrease) in contract owners’ equity resulting from operations	1,087,458	3,215,900	4,145,923	948,888	(530,387)	(199,796)	(1,120,804)	953,266

Equity transactions:
Purchase payments received from contract owners (note 3)	645,762	1,301,497	3,581,756	5,726,413	127,784	389,482	150,104	678,919
Transfers between funds	(4,540,047)	4,441,205	2,107,823	5,739,589	(208,954)	(1,346,773)	(8,067,487)	4,175,404
Redemptions (note 3)	(1,174,120)	(1,048,928)	(2,775,034)	(1,886,867)	(801,392)	(595,158)	(781,565)	(1,591,853)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(11,859)	(16,709)	(24,881)	(29,946)	(9,938)	(12,262)	(11,056)	(23,906)
Adjustments to maintain reserves	232	1,840	477	2,584	(72)	91	100	589

Net equity transactions	(5,080,032)	4,678,905	2,890,141	9,551,773	(892,572)	(1,564,620)	(8,709,904)	3,239,153

Net change in contract owners’ equity	(3,992,574)	7,894,805	7,036,064	10,500,661	(1,422,959)	(1,764,416)	(9,830,708)	4,192,419
Contract owners’ equity beginning of period	19,561,762	11,666,957	29,607,719	19,107,058	6,242,443	8,006,859	13,008,771	8,816,352

Contract owners’ equity end of period	$15,569,188	19,561,762	36,643,783	29,607,719	4,819,484	6,242,443	3,178,063	13,008,771

CHANGES IN UNITS:
Beginning units	1,441,771	1,050,169	2,251,981	1,587,662	488,949	666,066	926,833	737,733

Units purchased	12,770,490	14,853,046	2,839,453	4,073,510	4,874,339	6,994,167	2,202,517	7,475,471
Units redeemed	(13,054,027)	(14,461,444)	(2,788,775)	(3,409,191)	(4,979,819)	(7,171,284)	(2,840,936)	(7,286,371)

Ending units	1,158,234	1,441,771	2,302,659	2,251,981	383,469	488,949	288,414	926,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyStrDolStr		RyTech		RyTele		RyTrans
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(14,071)	(7,218)	(307,513)	(193,940)	(383,379)	(56,378)	(256,048)	(415,124)
Realized gain (loss) on investments	(126,965)	(102,102)	1,808,804	46,897	3,052,357	1,549,894	(433,494)	1,188,085
Change in unrealized gain (loss) on investments	(8,541)	416	(264,542)	319,624	(1,623,009)	398,049	(2,261,675)	(1,366,021)
Reinvested capital gains	—	—	—	—	—	211,123	2,756,680	—

Net increase (decrease) in contract owners’ equity resulting from operations	(149,577)	(108,904)	1,236,749	172,581	1,045,969	2,102,688	(194,537)	(593,060)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,195	95,146	1,291,533	1,260,754	1,106,881	1,029,245	560,553	2,349,241
Transfers between funds	992,549	108,135	5,472,820	1,641,898	2,747,728	4,045,927	(11,161,361)	(2,244,280)
Redemptions (note 3)	(61,219)	(92,671)	(1,757,769)	(1,040,086)	(2,680,993)	(1,731,769)	(1,432,402)	(2,018,071)
Annuity benefits	—	—	—	—	(3,043)	(430)	(5,514)	(3,109)
Contingent deferred sales charges (note 2)	(367)	(2,165)	(25,737)	(14,387)	(39,054)	(24,877)	(19,062)	(31,941)
Adjustments to maintain reserves	(37)	(10,109)	(232)	77	485	1,233	378	2,595

Net equity transactions	942,121	98,336	4,980,615	1,848,256	1,132,004	3,319,329	(12,057,408)	(1,945,565)

Net change in contract owners’ equity	792,544	(10,568)	6,217,364	2,020,837	2,177,973	5,422,017	(12,251,945)	(2,538,625)
Contract owners’ equity beginning of period	207,608	218,176	13,549,456	11,528,619	18,881,031	13,459,014	18,377,955	20,916,580

Contract owners’ equity end of period	$1,000,152	207,608	19,766,820	13,549,456	21,059,004	18,881,031	6,126,010	18,377,955

CHANGES IN UNITS:
Beginning units	22,945	21,223	1,010,681	900,201	1,823,489	1,531,964	1,086,893	1,307,594

Units purchased	2,591,236	1,350,147	5,552,302	4,601,657	8,122,352	7,002,948	3,136,611	4,836,232
Units redeemed	(2,488,207)	(1,348,425)	(5,202,648)	(4,491,177)	(8,060,130)	(6,711,423)	(3,820,273)	(5,056,933)

Ending units	125,974	22,945	1,360,335	1,010,681	1,885,711	1,823,489	403,231	1,086,893

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RyUtil		RyWeakDol
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(28,688)	378,885	771,836	112,795
Realized gain (loss) on investments	5,062,963	1,679,076	301,149	43,290
Change in unrealized gain (loss) on investments	(5,052,046)	2,277,023	(483,060)	979
Reinvested capital gains	3,438,292	336,532	—	2,434

Net increase (decrease) in contract owners’ equity resulting from operations	3,420,521	4,671,516	589,925	159,498

Equity transactions:
Purchase payments received from contract owners (note 3)	2,361,775	2,015,988	368,548	476,473
Transfers between funds	(4,706,290)	12,856,386	(817,417)	3,691,808
Redemptions (note 3)	(3,329,581)	(2,362,234)	(351,747)	(216,643)
Annuity benefits	(3,124)	(228)	—	—
Contingent deferred sales charges (note 2)	(41,583)	(25,310)	(7,730)	(4,257)
Adjustments to maintain reserves	788	1,407	(97)	(43)

Net equity transactions	(5,718,015)	12,486,009	(808,443)	3,947,338

Net change in contract owners’ equity	(2,297,494)	17,157,525	(218,518)	4,106,836
Contract owners’ equity beginning of period	36,129,595	18,972,070	4,563,472	456,636

Contract owners’ equity end of period	$33,832,101	36,129,595	4,344,954	4,563,472

CHANGES IN UNITS:
Beginning units	3,166,003	1,986,172	408,120	47,007

Units purchased	10,217,020	8,702,553	2,427,827	2,459,834
Units redeemed	(10,711,944)	(7,522,722)	(2,502,633)	(2,098,721)

Ending units	2,671,079	3,166,003	333,314	408,120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3)

American Century VP – Ultra® Fund – Class III (ACVPUltra3)

American Century VP – Value Fund – Class III (ACVPVal3)

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

Portfolio of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Fundamental Value Portfolio – Class I (LMVEFundVal)*

Legg Mason Partners VET – International All Cap Opportunity Portfolio (LMVEIntAllCap)

Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest)

Portfolio of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT – Money Market Portfolio (LMVIMMrk)

Portfolio of the Legg Mason Partners Variable Portfolios (Legg Mason Partners VP);

Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio (LMVPLrgCap)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Government Bond Fund – Class III (NVITGvtBd3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI (NVITIDAgg6)

Nationwide VIT – Investor Destinations Conservative Fund – Class VI (NVITIDCon6)

Nationwide VIT – Investor Destinations Moderate Fund – Class VI (NVITIDMod6)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI (NVITIDModAg6)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI (NVITIDModCon6)

Nationwide VIT – Mid Cap Growth Fund – Class III (NVITMdCpGr3)

Nationwide VIT – Money Market Fund – Class II (NVITMyMkt2)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III

(formerly Gartmore GVIT – Small Cap Growth Fund – Class III) (NVITSmCapGr3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III

(formerly Gartmore GVIT – Small Cap Value Fund – Class III) (NVITSmCapVal3)

Nationwide VIT – Multi-Manager Small Company Fund – Class III

(formerly Gartmore GVIT – Small Company Fund – Class III) (NVITSmComp3)

Nationwide VIT – Nationwide Fund – Class III (NVITNWFund3)

Portfolios of the Rydex Variable Trust;

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund (RyAbsRtStr)

Rydex Variable Trust Portfolios – Amerigo Fund (RyAmerigo)

Rydex Variable Trust Portfolios – Banking Fund (RyBank)

Rydex Variable Trust Portfolios – Basic Materials Fund (RyBasicM)

Rydex Variable Trust Portfolios – Berolina Fund (RyBero)

Rydex Variable Trust Portfolios – Biotechnology Fund (RyBioTech)

Rydex Variable Trust Portfolios – Clermont Fund (RyClermont)

Rydex Variable Trust Portfolios – Commodities Strategy Fund

(formerly Rydex Variable Trust Portfolios – Commodities Fund) (RyCommStr)

Rydex Variable Trust Portfolios – Consumer Products Fund (RyConsProd)

Rydex Variable Trust Portfolios – Dow 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Dow Fund) (RyDow2x)

Rydex Variable Trust Portfolios – Electronics Fund (RyElec)

Rydex Variable Trust Portfolios – Energy Fund (RyEnergy)

Rydex Variable Trust Portfolios – Energy Services Fund (RyEnSvc)

Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Europe Advantage Fund) (RyEuroStr)

Rydex Variable Trust Portfolios – Financial Services Fund (RyFinSvc)

Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Government Long Bond Advantage Fund) (RyGvtLgBd)

Rydex Variable Trust Portfolios – Health Care Fund (RyHealthC)

Rydex Variable Trust Portfolios – Hedged Equity Fund (RyHedgeEq)

Rydex Variable Trust Portfolios – Internet Fund (RyInternet)

Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund (RyInDow2x)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Government Long Bond Fund) (RyInGovLB)

Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse Mid Cap Fund) (RyInMidCap)

Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund (RyInOTC)

Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund (RyInRus2000)

Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund

(formerly Rydex Variable Trust Portfolios – Inverse S&P 500 Fund) (RyInSP500)

Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Japan Advantage Fund) (RyJapanStr)

Rydex Variable Trust Portfolios – Large-Cap Growth Fund (RyLgCapGr)

Rydex Variable Trust Portfolios – Large-Cap Value Fund (RyLgCapVal)

Rydex Variable Trust Portfolios – Leisure Fund (RyLeisure)

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Mid Cap Advantage Fund) (RyMidCapStr)

Rydex Variable Trust Portfolios – Mid-Cap Growth Fund (RyMidCapGr)

Rydex Variable Trust Portfolios – Mid-Cap Value Fund (RyMidCapVal)

Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund (RyMCpCoreEq)

Rydex Variable Trust Portfolios – Nova Fund (RyNova)

Rydex Variable Trust Portfolios – OTC 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic OTC Fund) (RyOTC2x)

Rydex Variable Trust Portfolios – OTC Fund (RyOTC)

Rydex Variable Trust Portfolios – Precious Metals Fund (RyPrecMet)

Rydex Variable Trust Portfolios – Real Estate Fund (RyRealEst)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Rydex Variable Trust Portfolios – Retailing Fund (RyRetail)

Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Russell 2000® Advantage Fund) (RyRuss2000)

Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic S&P 500 Fund) (RyDySP500)

Rydex Variable Trust Portfolios – Sector Rotation Fund (RySectRot)

Rydex Variable Trust Portfolios – Small-Cap Growth Fund (RySmCapGr)

Rydex Variable Trust Portfolios – Small-Cap Value Fund (RySmCapVal)

Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Strengthening Dollar Fund) (RyStrDolStr)

Rydex Variable Trust Portfolios – Technology Fund (RyTech)

Rydex Variable Trust Portfolios – Telecommunications Fund (RyTele)

Rydex Variable Trust Portfolios – Transportation Fund (RyTrans)

Rydex Variable Trust Portfolios – Utilities Fund (RyUtil)

Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund

(formerly Rydex Variable Trust Portfolios – Dynamic Weakening Dollar Fund) (RyWeakDol)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges – Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	—	—	0.35%	—
No CDSC	—	0.20%	0.40%	—
Death Benefit Options:
Highest Anniversary Death Benefit	—	0.20%	0.30%	—

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	—	0.25%	—	—

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	—	—	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	—	0.45%	0.40%	0.40%
4% Extra Value Credit Option	—	—	0.55%	0.55%
iFLEX	—	—	0.60%	—
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Asset Allocation Service Charge Option:
Asset Allocation Service Charge Option	—	0.35%	—	—
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
Dynamic Advantage Program Option	—	0.35%	0.35%	0.35%
Allows contract owner to utilize allocation services provided by Rydex Advisory Services, LLC.
Maximum Variable Account Charges(1):	1.30%	2.40%	3.40%	1.55%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	LMVEIntAllCap
0.45%	$22	—	—	—	—	—	—	—
0.80%	24	—	—	—	—	—	—	—
1.15%	2,596,334	25,851	6,771	41,020	66,898	35,936	81,837	—
1.20%	132	—	—	—	—	—	—	—
1.25%	72	—	—	—	—	—	—	—
1.30%	56,579	—	—	—	—	—	—	1,101
1.35%	4,757,288	38,018	4,862	51,552	61,965	42,794	99,663	—
1.40%	974,076	8,902	1,034	17,324	16,260	8,793	32,956	—
1.50%	1,130,010	1	1	—	5	—	7	—
1.55%	1,236,321	7,838	754	10,952	10,939	10,219	26,489	—
1.60%	1,650,028	14,637	6,228	49,500	21,610	18,952	89,069	—
1.65%	3,098	—	—	—	—	—	—	—
1.70%	1,741,046	3	2	2	—	7	3	—
1.75%	539,972	—	—	—	—	—	—	—
1.80%	1,400,018	10,433	3,135	16,530	19,246	16,925	35,221	—
1.85%	560,966	10,440	262	17,423	16,091	6,597	36,467	—
1.90%	601,336	—	—	—	—	—	—	—
1.95%	544,480	6	—	7	7	—	8	—
2.00%	193,413	1,748	107	3,665	3,275	3,625	4,878	—
2.05%	221,561	4,777	640	5,435	4,529	4,711	7,185	—
2.10%	349	—	—	—	—	—	—	—
2.15%	332,845	—	—	9	13	40	—	—
2.20%	177,235	—	—	—	—	82	165	—
2.25%	226	—	—	—	—	—	—	—
2.30%	162	—	—	—	—	—	—	—
2.35%	90,639	—	—	—	—	—	—	—
2.40%	42,904	—	—	—	—	—	—	—

Totals	$18,851,136	122,654	23,796	213,419	220,838	148,681	413,948	1,101

	LMVEInvest	LMVIMMrk	LMVPLrgCap	NVITFHiInc3	NVITGvtBd3	NVITIDAgg6	NVITIDCon6	NVITIDMod6
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	—	—	—
1.15%	—	—	—	15,065	44,336	26,715	10,580	32,069
1.20%	—	—	—	—	—	—	—	—
1.25%	—	—	—	—	—	—	—	—
1.30%	35,816	1,515	18,147	—	—	—	—	—
1.35%	—	—	—	40,571	69,260	18,707	17,037	86,878
1.40%	—	—	—	4,006	11,489	3,470	2,148	51,509
1.50%	—	—	—	—	—	1	—	1
1.55%	—	—	—	17,961	17,048	12,179	5,008	21,454
1.60%	—	—	—	15,438	61,550	30,610	13,270	89,057
1.65%	—	—	—	—	—	—	—	—
1.70%	—	—	—	2	1	2	—	17
1.75%	—	—	—	—	—	—	—	1,179
1.80%	—	—	—	15,337	23,431	31,189	15,164	21,766
1.85%	—	—	—	4,864	6,936	12,343	5,356	18,290
1.90%	—	—	—	—	—	—	—	6
1.95%	—	—	—	—	—	2	—	—
2.00%	—	—	—	7,406	2,503	105	146	1,252
2.05%	—	—	—	857	2,243	52,523	2,659	4,832
2.10%	—	—	—	—	—	—	—	—
2.15%	—	—	—	—	—	—	—	—
2.20%	—	—	—	—	—	—	—	—
2.25%	—	—	—	—	—	—	—	—
2.30%	—	—	—	—	—	—	—	—
2.35%	—	—	—	—	—	—	—	—
2.40%	—	—	—	—	—	—	—	—

Totals	$35,816	1,515	18,147	121,507	238,797	187,846	71,368	328,310

	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	_NVITSmCapVal3	NVITSmComp3	NVITNWFund3
0.45%	$—	—	—	22	—	—	—	—
0.80%	—	—	—	1	—	—	—	—
1.15%	43,591	9,785	2,239	689,075	1,672	2,645	10,858	6,839
1.20%	—	—	—	10	—	—	—	—

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIDModAg6	NVITIDModCon6	NVITMdCpGr3	NVITMyMkt2	NVITSmCapGr3	NVITSmCapVal3	NVITSmComp3	NVITNWFund3
1.25%	—	—	—	21	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	55,523	20,395	9,282	1,164,146	3,897	4,903	17,406	5,085
1.40%	16,542	22,556	2,846	213,879	1,518	2,390	4,554	2,271
1.50%	1	—	—	56,190	—	—	1	1
1.55%	18,083	5,062	1,036	396,273	11	675	2,254	384
1.60%	29,096	22,925	2,096	373,183	781	2,117	5,374	442
1.65%	—	—	—	1,349	—	—	—	—
1.70%	1	—	—	69,506	—	—	—	—
1.75%	—	—	—	25,675	—	—	—	—
1.80%	27,809	14,813	501	318,718	527	769	11,502	1,701
1.85%	20,506	6,418	1,419	118,430	418	4,305	5,978	6,456
1.90%	4	—	—	23,333	—	—	—	—
1.95%	—	5	—	18,005	—	—	—	—
2.00%	1,788	145	—	44,271	—	487	86	120
2.05%	10,792	2,446	313	41,080	24	392	37	—
2.10%	—	—	—	17	—	—	—	—
2.15%	10	—	—	14,401	—	—	15	—
2.20%	—	—	—	6,744	—	—	—	—
2.25%	—	—	—	48	—	—	—	—
2.30%	—	—	—	22	—	—	—	—
2.35%	—	—	—	7,883	—	—	—	—
2.40%	—	—	—	1,248	—	—	—	—

Totals	$223,746	104,550	19,732	3,583,530	8,848	18,683	58,065	23,299

	RyAbsRtStr	RyAmerigo	RyBank	RyBasicM	RyBero	RyBioTech	RyClermont	RyCommStr
0.45%	$—	—	—	—	—	—	—	—
0.80%	3	3	—	—	1	—	—	2
1.15%	28,959	14,962	5,523	82,704	1,106	11,280	5,491	15,150
1.20%	—	—	—	34	—	—	—	—
1.25%	—	—	—	—	—	—	—	2
1.30%	—	—	—	—	—	—	—	—
1.35%	25,901	22,483	32,994	123,011	3,224	36,926	5,521	25,106
1.40%	5,586	3,779	7,204	26,097	3,648	4,586	4,592	2,704
1.50%	59,434	197	15,471	56,057	45	5	36	59,389
1.55%	7,845	7,887	4,821	25,760	898	6,271	2,211	5,840
1.60%	13,288	5,388	4,021	20,631	94	4,306	2,091	5,613
1.65%	435	—	5	8	—	—	—	—
1.70%	113,697	5,082	27,204	91,985	567	1	693	99,028
1.75%	8,761	193	9,603	36,962	117	—	46	10,937
1.80%	13,162	3,941	7,300	25,931	663	12,249	229	4,717
1.85%	778	700	911	14,969	328	16,376	66	2,014
1.90%	45,504	2	9,055	31,150	—	—	—	30,767
1.95%	26,834	143	10,618	35,789	—	133	—	20,495
2.00%	4,927	345	308	4,922	49	1,436	—	485
2.05%	120	7	7	3,991	6	819	—	41
2.10%	—	—	5	14	—	—	—	6
2.15%	8,560	—	6,141	20,313	—	17	—	14,029
2.20%	625	—	3,492	12,973	—	135	—	1,307
2.25%	—	38	—	—	47	—	54	—
2.30%	14	17	—	—	21	—	25	3
2.35%	5,378	—	682	2,236	—	—	—	6,301
2.40%	—	29	1,205	3,966	29	—	41	19

Totals	$369,811	65,196	146,570	619,503	10,843	94,540	21,096	303,955

	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	1	—	—	—	2
1.15%	12,960	33,172	5,622	71,171	78,982	93,396	17,505	41,960
1.20%	—	—	—	—	54	8	—	—
1.25%	—	—	—	9	2	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	36,690	94,050	21,269	117,683	152,147	155,347	67,105	44,067
1.40%	4,447	4,674	1,208	23,879	29,543	32,412	6,874	9,283
1.50%	46,510	64	7,957	42,676	27,290	16,636	52,297	69,756
1.55%	4,974	17,058	1,819	22,484	29,353	34,326	10,190	12,960
1.60%	4,272	34,620	1,504	20,932	22,110	63,066	11,382	23,122
1.65%	13	61	—	25	51	119	2	4

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	RyConsProd	RyDow2x	RyElec	RyEnergy	RyEnSvc	RyEuroStr	RyFinSvc	RyGvtLgBd
1.70%	72,833	147	7,289	60,930	43,077	14,466	75,527	97,329
1.75%	26,866	—	3,793	23,906	17,547	13,069	28,484	30,917
1.80%	7,007	22,603	13,248	22,312	25,014	40,539	17,169	26,612
1.85%	2,450	4,606	896	11,263	30,595	14,840	5,041	5,456
1.90%	25,143	116	3,457	21,680	15,049	7,907	26,984	31,078
1.95%	27,348	11	2,440	22,664	16,391	7,363	28,589	20,446
2.00%	944	2,811	453	3,870	5,296	8,126	2,504	4,547
2.05%	2,684	4,335	—	5,763	1,748	9,484	3,438	364
2.10%	28	—	9	29	9	5	32	—
2.15%	16,385	651	2,063	13,890	9,598	4,274	17,798	19,346
2.20%	10,461	—	1,663	9,065	5,847	5,072	12,790	6,226
2.25%	4	—	—	2	—	6	2	—
2.30%	2	—	—	1	—	2	1	21
2.35%	2,460	—	972	2,672	1,127	1,556	3,630	11,275
2.40%	2,767	—	197	2,123	1,676	1,069	2,939	04

Totals	$307,248	218,979	75,859	499,030	512,506	523,088	390,283	455,475

	RyHealthC	RyHedgeEq	RyInternet	RyInDow2x	RyInGovLB	RyInMidCap	RyInOTC	RyInRus2000
0.45%	$—	—	—	—	—	—	—	—
0.80%	1	1	—	—	—	—	—	—
1.15%	23,416	16,231	16,322	17,925	26,657	6,021	27,966	14,844
1.20%	—	—	—	—	—	—	—	—
1.25%	2	—	8	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	105,812	18,442	40,532	41,027	25,226	16,940	64,876	30,991
1.40%	13,519	4,159	7,722	2,023	5,680	1,262	7,154	2,788
1.50%	45,359	25,223	8,830	—	4,049	—	—	—
1.55%	10,582	4,028	8,941	5,269	4,917	1,781	8,936	4,839
1.60%	9,933	12,523	5,969	10,099	10,772	1,754	25,090	3,239
1.65%	2	18	13	17	40	2	49	34
1.70%	70,847	49,006	12,749	52	3,398	—	—	—
1.75%	24,316	3,480	6,440	—	3,107	—	—	—
1.80%	20,085	10,958	6,747	7,872	8,007	1,884	16,372	4,651
1.85%	3,462	817	2,466	2,012	1,133	487	3,838	870
1.90%	23,938	19,549	4,744	—	1,850	—	—	—
1.95%	25,881	11,363	5,021	3	1,853	—	—	—
2.00%	2,863	3,198	1,388	1,730	557	253	1,966	1,091
2.05%	432	120	122	1,751	686	—	741	54
2.10%	30	—	—	—	—	—	—	—
2.15%	15,914	3,845	3,005	(1)	1,043	—	3	2
2.20%	9,999	194	2,110	—	884	—	—	—
2.25%	2	—	—	—	—	—	—	—
2.30%	1	13	—	—	—	—	—	—
2.35%	2,609	2,257	436	—	363	—	—	—
2.40%	2,491	—	479	—	268	—	—	—

Totals	$411,496	185,425	134,044	89,779	100,490	30,384	156,991	63,403

	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	—	—	—
1.15%	30,935	19,339	21,535	42,046	16,064	45,996	29,313	28,308
1.20%	—	—	—	—	—	—	—	—
1.25%	—	—	—	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	40,709	56,921	71,308	86,087	29,695	97,826	48,163	39,503
1.40%	18,844	16,838	6,085	9,064	11,436	29,787	5,149	3,861
1.50%	22,177	9,022	1,269	13,743	42,227	15	4,763	10,774
1.55%	10,908	13,475	14,415	32,213	5,756	33,606	27,549	18,314
1.60%	9,556	23,470	15,485	23,987	5,185	32,406	31,158	27,265
1.65%	53	26	—	44	1	7	2	20
1.70%	38,253	14,747	3,132	15,762	72,354	295	6,168	13,550
1.75%	14,762	4,912	261	9,218	27,977	14	3,146	6,711
1.80%	11,614	19,688	19,863	22,968	2,741	19,392	5,355	11,864
1.85%	3,389	2,751	929	3,426	4,264	4,725	1,058	4,109
1.90%	12,585	4,725	2,232	7,542	23,964	2	3,614	6,115
1.95%	15,655	2,225	1,289	6,797	28,596	5	3,036	5,293
2.00%	2,582	2,070	1,074	2,515	1,709	8,634	1,330	1,638
2.05%	976	2,296	43	141	2,718	5,274	165	52

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	RyInSP500	RyJapanStr	RyLgCapGr	RyLgCapVal	RyLeisure	RyMidCapStr	RyMidCapGr	RyMidCapVal
2.10%	—	6	—	—	4	—	—	—
2.15%	8,811	1,600	310	3,518	16,162	32	1,190	2,612
2.20%	5,140	831	19	4,531	10,469	—	778	2,475
2.25%	—	—	—	—	—	6	—	—
2.30%	—	—	—	—	—	2	—	—
2.35%	607	323	138	1,371	1,491	—	454	1,005
2.40%	1,329	—	—	735	3,199	3	219	518

Totals	$248,885	195,265	159,387	285,708	306,012	278,027	172,610	183,987

	RyMCpCoreEq	RyNova	RyOTC2x	RyOTC	RyPrecMet	RyRealEst	RyRetail	RyRuss2000
0.45%	$—	—	—	—	—	—	—	—
0.80%	1	5	—	—	—	2	—	—
1.15%	4,775	50,680	39,796	38,275	65,156	39,967	3,425	65,236
1.20%	—	—	—	—	—	9	—	—
1.25%	—	—	—	8	2	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	10,621	124,733	114,730	56,528	120,636	75,942	9,363	72,314
1.40%	1,956	26,507	9,684	7,293	31,208	21,410	777	22,348
1.50%	17,720	112,732	65	5,750	10,936	65,275	35,934	1,960
1.55%	6,363	12,289	13,919	9,757	22,065	18,695	1,018	32,441
1.60%	2,605	31,895	25,046	28,483	34,344	22,290	1,579	30,950
1.65%	30	—	63	292	—	35	1	75
1.70%	29,311	153,532	26	4,954	17,713	115,782	56,765	3,079
1.75%	9,961	28,217	—	4,822	6,891	26,527	21,178	1,085
1.80%	3,888	26,100	32,469	27,289	35,889	21,213	1,920	15,627
1.85%	76	6,401	5,964	751	8,740	7,007	3,245	5,984
1.90%	9,524	38,839	—	2,751	5,968	42,291	19,552	1,082
1.95%	3,986	27,825	14	2,452	6,508	35,809	21,878	284
2.00%	293	3,995	3,006	3,989	4,146	4,003	648	3,414
2.05%	648	5,451	3,118	157	1,081	736	141	2,756
2.10%	—	—	—	—	55	11	14	—
2.15%	3,335	26,831	2	1,557	3,943	17,421	12,973	528
2.20%	1,460	2,449	—	1,677	2,487	8,724	8,430	217
2.25%	—	11	—	—	—	—	—	—
2.30%	3	6	—	—	—	5	—	—
2.35%	541	14,624	1	532	429	4,369	1,962	30
2.40%	—	9	—	354	573	2,505	2,407	—

Totals	$107,097	693,131	247,903	197,671	378,770	530,028	203,210	259,410

	RyDySP500	RySectRot	RySmCapGr	RySmCapVal	RyStrDolStr	RyTech	RyTele	RyTrans
0.45%	$—	—	—	—	—	—	—	—
0.80%	—	—	—	—	—	1	—	—
1.15%	24,703	58,623	17,112	17,358	1,851	22,759	29,395	6,174
1.20%	—	—	—	—	—	—	—	—
1.25%	—	8	—	—	—	—	—	—
1.30%	—	—	—	—	—	—	—	—
1.35%	95,105	75,745	18,211	19,872	3,081	135,895	84,821	25,856
1.40%	22,762	21,373	4,494	4,881	773	11,573	14,019	3,641
1.50%	58	14,468	898	2,240	—	25,304	48,491	39,606
1.55%	15,012	64,534	14,296	10,144	1,617	8,195	9,716	7,364
1.60%	14,569	33,287	21,581	19,471	526	9,152	11,566	3,832
1.65%	79	56	—	39	—	—	20	2
1.70%	37	28,154	2,241	5,125	—	24,375	76,892	61,228
1.75%	—	939	125	500	—	11,754	31,012	21,227
1.80%	12,712	98,894	6,044	7,237	5,585	18,892	18,998	9,201
1.85%	18,513	7,310	702	3,515	228	3,129	7,015	2,538
1.90%	69	8,573	1,188	1,991	—	11,330	26,641	21,045
1.95%	16	5,504	1,122	1,392	—	8,515	29,998	22,663
2.00%	1,334	7,011	585	217	361	806	2,871	1,110
2.05%	2,586	2,123	15	—	37	295	535	3,236
2.10%	—	—	—	—	—	28	12	26
2.15%	2	3,788	195	472	12	6,375	17,391	13,946
2.20%	—	197	4	50	—	5,624	11,316	8,601
2.25%	—	—	—	—	—	2	—	—
2.30%	—	—	—	—	—	1	—	—
2.35%	—	811	102	229	—	2,853	2,269	2,445
2.40%	—	—	—	—	—	655	3,284	2,307

Totals	$207,557	431,398	88,915	94,733	14,071	307,513	426,262	256,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RyUtil	RyWeakDol
0.45%	$—	—
0.80%	—	—
1.15%	44,026	10,380
1.20%	17	—
1.25%	10	—
1.30%	—	—
1.35%	104,840	19,469
1.40%	18,832	10,211
1.50%	47,849	3,244
1.55%	21,031	3,020
1.60%	25,792	2,794
1.65%	3	3
1.70%	79,369	2,749
1.75%	30,713	2,622
1.80%	38,106	2,480
1.85%	28,765	1,059
1.90%	26,885	1,512
1.95%	30,814	1,379
2.00%	2,744	1,652
2.05%	4,367	426
2.10%	9	—
2.15%	17,638	837
2.20%	11,228	694
2.25%	4	—
2.30%	2	—
2.35%	1,921	295
2.40%	3,360	197

Totals	$538,325	65,023

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $2,584,569 and $3,905,341, respectively, and total transfers from the Account to the fixed account were $2,600,815 and $4,179,443, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $518,664 and $1,132,484 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $2,500 and $0 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $112,219 and $145,914 and to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Income & Growth Fund – Class III
2007	1.15% to 2.05%	511,898	$13.90 to 13.22	$7,000,632	2.11%	-1.22% to -2.07%
2006	1.15% to 2.05%	697,047	14.07 to 13.50	9,683,792	1.29%	15.74% to 14.74%
2005	1.15% to 2.05%	460,611	12.16 to 11.77	5,538,170	1.59%	3.43% to 2.54%
2004	1.15% to 2.05%	315,833	11.76 to 11.48	3,685,371	1.17%	11.69% to 10.77%
2003	1.15% to 2.05%	159,457	10.53 to 10.36	1,668,821	0.23%	27.87% to 26.70%

American Century VP – Ultra® Fund – Class III
2007	1.15% to 2.05%	185,781	12.43 to 11.81	2,265,496	0.00%	19.64% to 18.59%
2006	1.15% to 2.05%	185,778	10.39 to 9.96	1,911,057	0.00%	-4.39% to -5.26%
2005	1.15% to 2.05%	284,912	10.87 to 10.51	3,068,548	0.00%	1.00% to 0.10%
2004	1.15% to 2.05%	90,454	10.76 to 10.50	966,536	0.00%	9.41% to 8.49%
2003	1.15% to 2.05%	34,588	9.84 to 9.68	338,713	0.00%	23.50% to 22.35%

American Century VP – Value Fund – Class III
2007	1.15% to 2.05%	707,354	14.23 to 13.54	9,883,316	1.90%	-6.24% to -7.04%
2006	1.15% to 2.05%	1,105,290	15.18 to 14.57	16,567,282	0.96%	17.29% to 16.28%
2005	1.15% to 2.05%	671,652	12.94 to 12.53	8,593,733	0.73%	3.83% to 2.93%
2004	1.15% to 2.05%	516,992	12.46 to 12.17	6,386,499	0.62%	13.02% to 12.09%
2003	1.15% to 2.05%	165,937	11.03 to 10.86	1,819,797	0.72%	27.48% to 26.32%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R
2007	1.15% to 2.05%	923,301	14.35 to 13.65	13,064,438	1.53%	0.10% to -0.75%
2006	1.15% to 2.05%	1,195,976	14.33 to 13.75	16,960,523	2.85%	18.51% to 17.50%
2005	1.15% to 2.05%	785,938	12.09 to 11.70	9,416,625	1.24%	4.40% to 3.49%
2004	1.15% to 2.05%	478,682	11.58 to 11.31	5,497,773	0.99%	9.89% to 8.99%
2003	1.15% to 2.05%	170,311	10.54 to 10.38	1,784,156	1.49%	28.62% to 27.43%

Fidelity® VIP – Growth Portfolio – Service Class 2 R
2007	1.15% to 2.20%	1,427,016	13.70 to 12.90	19,260,131	0.33%	25.19% to 23.94%
2006	1.15% to 2.05%	449,694	10.94 to 10.49	4,853,304	0.23%	5.36% to 4.44%
2005	1.15% to 2.05%	509,898	10.38 to 10.04	5,245,505	0.20%	4.31% to 3.38%
2004	1.15% to 2.05%	260,018	9.95 to 9.71	2,564,583	0.16%	1.94% to 1.08%
2003	1.15% to 2.05%	130,748	9.76 to 9.61	1,269,769	0.06%	30.98% to 29.75%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R
2007	1.15% to 2.20%	1,869,163	18.37 to 17.33	33,799,687	0.84%	15.94% to 14.77%
2006	1.15% to 2.05%	1,648,597	15.84 to 15.21	25,762,342	1.06%	10.15% to 9.22%
2005	1.15% to 2.05%	1,351,898	14.38 to 13.93	19,245,745	0.12%	15.34% to 14.36%
2004	1.15% to 2.05%	562,720	12.47 to 12.18	6,958,966	0.17%	13.82% to 12.88%
2003	1.15% to 2.05%	237,814	10.96 to 10.79	2,592,565	0.14%	26.71% to 25.56%

Legg Mason Partners VET – Fundamental Value Portfolio – Class I
2003	1.30%	2,967	21.23	62,996	0.41%	36.84%

Legg Mason Partners VET – International All Cap Opportunity Portfolio
2007	1.30%	5,193	16.26	84,432	0.98%	4.95%
2006	1.30%	5,194	15.49	80,464	2.18%	24.23%
2005	1.30%	5,195	12.47	64,785	1.38%	10.27%
2004	1.30%	5,196	11.31	58,764	0.78%	16.34%
2003	1.30%	7,357	9.72	71,521	1.02%	25.80%

Legg Mason Partners VET – Investors Portfolio – Class I
2007	1.30%	384,388	9.75	3,748,550	2.56%	-2.48	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners VIT – Money Market Portfolio
2007	1.30%	8,536	$13.38	$114,231	4.79%	3.55%
2006	1.30%	8,955	12.92	115,735	4.64%	3.26%
2005	1.30%	8,963	12.52	112,177	2.57%	1.47%
2004	1.30%	10,348	12.33	127,637	0.59%	-0.43%
2003	1.30%	24,081	12.39	298,317	0.65%	-0.65%

Legg Mason Partners VP III, Inc. – Large Cap Value Portfolio
2006	1.30%	221,976	19.02	4,221,010	1.21%	16.74%
2005	1.30%	249,867	16.29	4,070,124	1.52%	5.11%
2004	1.30%	280,779	15.50	4,351,174	1.75%	9.19%
2003	1.30%	334,493	14.19	4,747,267	1.62%	25.94%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	1.15% to 2.05%	757,438	11.26 to 11.39	8,528,143	8.57%	1.98% to 1.08%
2006	1.15% to 2.05%	473,318	11.04 to 11.27	5,225,528	8.47%	9.33% to 8.37%
2005	1.15% to 1.80%	100,662	10.10 to 10.42	1,019,789	3.80%	1.00% to 0.85	% (a) (b)

Nationwide VIT – Government Bond Fund – Class III
2007	1.15% to 2.05%	1,498,890	12.26 to 11.65	18,090,271	4.98%	5.92% to 4.97%
2006	1.15% to 2.05%	1,131,842	11.58 to 11.10	12,931,905	4.34%	2.16% to 1.24%
2005	1.15% to 2.05%	936,308	11.33 to 10.97	10,497,329	4.39%	2.00% to 1.09%
2004	1.15% to 2.00%	621,353	11.11 to 10.86	6,853,796	6.24%	2.08% to 1.21%
2003	1.15% to 2.05%	407,518	10.88 to 10.72	4,411,443	4.68%	0.94% to 0.05%

Nationwide VIT – Investor Destinations Aggressive Fund – Class VI
2007	1.15% to 2.05%	783,334	14.45 to 14.00	11,139,666	2.15%	4.74% to 3.84%
2006	1.15% to 2.05%	824,418	13.79 to 13.48	11,235,970	2.12%	15.58% to 14.59%
2005	1.15% to 2.05%	613,612	11.93 to 11.76	7,279,159	2.12%	6.72% to 5.80%
2004	1.15% to 1.60%	39,336	11.18 to 11.15	439,389	2.34%	11.83% to 11.49	% (a) (b)

Nationwide VIT – Investor Destinations Conservative Fund – Class VI
2007	1.15% to 2.05%	462,812	11.57 to 11.20	5,293,897	3.14%	4.21% to 3.28%
2006	1.15% to 2.05%	536,836	11.11 to 10.85	5,917,114	3.47%	4.92% to 3.98%
2005	1.15% to 2.05%	436,065	10.59 to 10.43	4,594,448	3.38%	2.20% to 1.30%
2004	1.15% to 2.00%	140,679	10.36 to 10.30	1,453,807	2.72%	3.59% to 3.01	% (a) (b)

Nationwide VIT – Investor Destinations Moderate Fund – Class VI
2007	1.15% to 2.05%	1,764,416	12.95 to 12.54	22,604,032	2.82%	4.48% to 3.57%
2006	1.15% to 2.05%	1,684,346	12.40 to 12.11	20,706,119	2.59%	10.17% to 9.21%
2005	1.15% to 2.05%	1,398,649	11.25 to 11.09	15,655,434	2.56%	4.29% to 3.38%
2004	1.15% to 2.05%	871,310	10.79 to 10.72	9,380,597	2.58%	7.89% to 7.25	% (a) (b)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class VI
2007	1.15% to 2.05%	1,115,759	13.86 to 13.42	15,292,382	2.77%	4.93% to 4.03%
2006	1.15% to 2.05%	899,550	13.20 to 12.90	11,793,869	2.33%	13.25% to 12.27%
2005	1.15% to 2.05%	641,708	11.66 to 11.49	7,447,383	2.38%	5.93% to 5.01%
2004	1.15% to 2.05%	250,509	11.01 to 10.94	2,751,078	2.08%	10.08% to 9.42	% (a) (b)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class VI
2007	1.15% to 2.05%	880,836	12.26 to 11.87	10,665,870	3.47%	4.60% to 3.68%
2006	1.15% to 2.05%	309,482	11.72 to 11.45	3,599,791	2.83%	7.15% to 6.21%
2005	1.15% to 2.05%	386,892	10.94 to 10.78	4,204,984	4.35%	3.45% to 2.54%
2004	1.15% to 1.85%	68,049	10.58 to 10.53	717,830	2.65%	5.76% to 5.27	% (a) (b)

Nationwide VIT – Mid Cap Growth Fund – Class III
2007	1.15% to 2.05%	105,552	14.20 to 13.50	1,475,992	0.00%	7.71% to 6.78%
2006	1.15% to 2.05%	100,288	13.18 to 12.64	1,306,345	0.00%	8.67% to 7.74%
2005	1.15% to 2.05%	113,885	12.13 to 11.73	1,368,323	0.00%	8.47% to 7.55%
2004	1.15% to 2.05%	126,295	11.18 to 10.91	1,400,829	0.00%	13.99% to 13.04%
2003	1.15% to 2.05%	76,349	9.81 to 9.65	745,472	0.00%	38.63% to 37.35%

Nationwide VIT – Money Market Fund – Class II
2007	0.45% to 2.40%	23,647,331	10.14 to 9.69	243,632,327	4.56%	1.44% to 1.76	% (a)
2006	1.15% to 2.40%	20,692,057	10.17 to 9.52	207,345,677	5.21%	2.91% to 1.63%
2005	1.15% to 2.40%	24,895,689	9.89 to 9.37	243,237,085	2.98%	1.09% to -0.18%
2004	1.15% to 2.40%	19,266,017	9.78 to 9.38	186,613,831	0.62%	-0.74% to -1.99%
2003	1.15% to 2.40%	15,999,562	9.85 to 9.57	156,575,786	0.18%	-0.97% to -2.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class III
2007	1.15% to 1.85%	48,203	$12.63 to 12.14	$600,992	0.00%	8.54% to 7.81%
2006	1.15% to 2.05%	57,842	11.64 to 11.16	665,642	0.00%	2.04% to 1.15%
2005	1.15% to 2.05%	73,636	11.40 to 11.03	832,039	0.00%	6.76% to 5.85%
2004	1.15% to 2.05%	93,866	10.68 to 10.42	996,846	0.00%	12.11% to 11.16%
2003	1.15% to 2.05%	103,064	9.53 to 9.37	977,782	0.00%	32.56% to 31.32%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class III
2007	1.15% to 2.05%	70,779	13.95 to 13.27	968,345	1.15%	-8.00% to -8.81%
2006	1.15% to 2.05%	97,392	15.17 to 14.55	1,456,266	0.48%	16.02% to 15.03%
2005	1.15% to 2.05%	110,485	13.07 to 12.65	1,428,243	0.05%	1.88% to 1.00%
2004	1.15% to 2.05%	159,275	12.83 to 12.52	2,029,370	0.00%	16.02% to 15.11%
2003	1.15% to 2.05%	200,087	11.06 to 10.88	2,202,929	0.00%	54.98% to 53.55%

Nationwide VIT – Multi-Manager Small Company Fund – Class III
2007	1.15% to 2.05%	185,353	15.99 to 15.22	2,922,660	0.02%	0.93% to 0.05%
2006	1.15% to 2.05%	308,338	15.84 to 15.21	4,817,248	0.19%	10.78% to 9.84%
2005	1.15% to 2.05%	178,517	14.30 to 13.85	2,534,040	0.00%	11.02% to 10.09%
2004	1.15% to 2.05%	131,645	12.88 to 12.58	1,681,038	0.00%	17.69% to 16.74%
2003	1.15% to 2.05%	106,111	10.95 to 10.77	1,154,499	0.00%	39.37% to 38.10%

Nationwide VIT – Nationwide Fund – Class III
2007	1.15% to 2.00%	93,336	14.16 to 13.50	1,295,408	1.12%	6.97% to 6.11%
2006	1.15% to 2.00%	132,523	13.24 to 12.73	1,734,018	0.85%	12.40% to 11.49%
2005	1.15% to 2.00%	133,824	11.77 to 11.41	1,559,758	0.80%	6.12% to 5.26%
2004	1.15% to 2.00%	75,896	11.10 to 10.84	831,866	1.27%	8.57% to 7.71%
2003	1.15% to 2.05%	79,403	10.22 to 10.06	805,109	0.84%	26.02% to 24.86%

Rydex Variable Trust Portfolios – Absolute Return Strategies Fund
2007	0.80% to 2.35%	2,157,687	10.06 to 10.63	23,274,631	3.97%	0.65% to 1.41	% (a)
2006	1.15% to 2.35%	1,729,823	10.62 to 10.48	18,276,840	2.05%	5.42% to 4.17%
2005	1.15% to 2.00%	129,898	10.07 to 10.06	1,307,443	0.00%	0.70% to 0.63	% (a) (b)

Rydex Variable Trust Portfolios – Amerigo Fund
2007	0.80% to 2.40%	925,019	10.54 to 11.12	10,393,020	0.71%	5.45% to 11.07	% (a)

Rydex Variable Trust Portfolios – Banking Fund
2007	0.80% to 2.40%	592,327	8.33 to 10.52	6,620,044	1.39%	-16.66% to -28.86	% (a)
2006	1.15% to 2.40%	1,143,218	15.78 to 14.79	17,637,738	2.08%	9.97% to 8.62%
2005	1.15% to 2.40%	771,920	14.35 to 13.61	10,819,183	1.22%	-3.88% to -5.07%
2004	1.15% to 2.40%	1,060,424	14.92 to 14.34	15,542,844	0.36%	13.42% to 12.08%
2003	1.15% to 2.40%	1,030,036	13.16 to 12.80	13,385,712	0.52%	30.23% to 28.61%

Rydex Variable Trust Portfolios – Basic Materials Fund
2007	0.80% to 2.40%	1,894,999	11.11 to 22.74	45,459,701	0.14%	11.06% to 30.88	% (a)
2006	1.15% to 2.40%	1,734,363	18.53 to 17.38	31,444,748	1.00%	20.89% to 19.45%
2005	1.15% to 2.40%	1,129,476	15.33 to 14.55	16,977,993	0.26%	2.85% to 1.60%
2004	1.15% to 2.40%	2,143,041	14.91 to 14.32	31,429,749	0.03%	19.44% to 18.06%
2003	1.15% to 2.40%	1,218,961	12.48 to 12.13	15,104,537	0.02%	29.95% to 28.26%

Rydex Variable Trust Portfolios – Berolina Fund
2007	0.80% to 2.40%	241,098	10.82 to 10.70	2,596,044	0.00%	8.16% to 7.01	% (a) (b)

Rydex Variable Trust Portfolios – Biotechnology Fund
2007	1.15% to 2.15%	942,389	9.36 to 8.77	8,602,365	0.00%	3.20% to 2.16%
2006	1.15% to 2.20%	766,752	9.07 to 8.57	6,800,621	0.00%	-4.43% to -5.41%
2005	1.15% to 2.40%	2,034,867	9.49 to 8.98	18,964,096	0.00%	9.40% to 8.02%
2004	1.15% to 2.05%	410,235	8.67 to 8.41	3,526,373	0.00%	-0.06% to -0.92%
2003	1.15% to 2.40%	979,925	8.68 to 8.42	8,402,662	0.00%	40.48% to 38.67%

Rydex Variable Trust Portfolios – Clermont Fund
2007	0.80% to 2.40%	183,136	10.27 to 10.38	1,920,893	3.66%	2.68% to 3.69	% (a)

Rydex Variable Trust Portfolios – Commodities Strategy Fund
2007	0.80% to 2.40%	3,045,583	11.91 to 9.02	27,997,886	0.00%	19.10% to 27.80	% (a)
2006	1.15% to 2.35%	2,092,686	7.18 to 7.06	14,920,253	0.00%	-18.82% to -19.85%
2005	1.15% to 2.35%	1,797,935	8.84 to 8.81	15,873,627	0.64%	-11.59% to -11.86	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Consumer Products Fund
2007	0.80% to 2.40%	1,411,731	$ 10.78 to 15.47	$22,868,744	1.61%	7.79% to 8.47	% (a)
2006	1.15% to 2.40%	1,420,963	15.22 to 14.26	21,139,565	0.94%	16.08% to 14.65%
2005	1.15% to 2.40%	846,312	13.11 to 12.44	10,816,844	0.47%	-1.54% to -2.75%
2004	1.15% to 2.40%	1,275,298	13.31 to 12.79	16,692,929	0.04%	12.00% to 10.67%
2003	1.15% to 2.40%	498,453	11.89 to 11.55	5,859,949	0.08%	20.46% to 18.93%

Rydex Variable Trust Portfolios – Dow 2x Strategy Fund
2007	1.15% to 2.05%	1,178,525	14.14 to 13.70	16,505,318	0.83%	6.90% to 6.03%
2006	1.15% to 2.15%	1,299,147	13.23 to 12.89	17,058,249	0.76%	29.05% to 27.81%
2005	1.15% to 2.05%	528,954	10.25 to 10.10	5,400,561	0.71%	-4.91% to -5.76%
2004	1.15% to 2.05%	641,605	10.78 to 10.72	6,907,611	8.79%	7.82% to 7.17	% (a) (b)

Rydex Variable Trust Portfolios – Electronics Fund
2007	0.80% to 2.40%	177,430	9.04 to 8.67	1,617,857	0.00%	-9.59% to -4.84	% (a)
2006	1.15% to 2.40%	241,200	9.75 to 9.11	2,293,531	0.00%	1.31% to 0.07%
2005	1.15% to 2.40%	623,214	9.63 to 9.11	5,874,067	0.00%	2.68% to 1.33%
2004	1.15% to 2.40%	703,576	9.37 to 8.99	6,534,146	0.00%	-22.88% to -23.84%
2003	1.15% to 2.40%	1,114,654	12.16 to 11.80	13,425,457	0.00%	67.87% to 65.57%

Rydex Variable Trust Portfolios – Energy Fund
2007	0.80% to 2.40%	1,787,020	11.34 to 25.93	48,872,378	0.00%	13.37% to 30.09	% (a)
2006	1.15% to 2.40%	1,497,573	21.24 to 19.93	31,118,572	0.00%	10.64% to 9.34%
2005	1.15% to 2.40%	1,965,737	19.20 to 18.23	37,034,830	0.02%	36.95% to 35.41%
2004	1.15% to 2.40%	2,467,542	14.02 to 13.46	34,037,274	0.01%	30.75% to 29.25%
2003	1.15% to 2.40%	1,407,669	10.72 to 10.42	14,938,467	0.00%	21.60% to 20.05%

Rydex Variable Trust Portfolios – Energy Services Fund
2007	0.80% to 2.40%	1,302,965	10.76 to 31.57	43,367,729	0.00%	7.63% to 33.89	% (a)
2006	1.15% to 2.40%	762,447	25.11 to 23.58	18,870,570	0.00%	9.71% to 8.45%
2005	1.15% to 2.40%	1,742,365	22.89 to 21.75	39,235,726	0.00%	46.60% to 44.95%
2004	1.15% to 2.40%	578,680	15.61 to 15.00	8,944,842	0.00%	32.20% to 30.65%
2003	1.15% to 2.05%	285,215	11.81 to 11.58	3,352,149	0.00%	7.17% to 6.16%

Rydex Variable Trust Portfolios – Europe 1.25x Strategy Fund
2007	0.80% to 2.40%	1,920,923	10.39 to 17.71	36,071,440	2.40%	3.91% to 10.43	% (a)
2006	1.15% to 2.40%	2,192,359	17.12 to 16.04	36,864,640	2.12%	28.02% to 26.51%
2005	1.15% to 2.40%	1,207,475	13.37 to 12.68	15,928,613	0.25%	5.14% to 3.88%
2004	1.15% to 2.40%	1,888,067	12.72 to 12.20	23,728,720	17.67%	14.82% to 13.49%
2003	1.15% to 2.40%	1,241,111	11.08 to 10.75	13,657,286	25.55%	41.43% to 39.58%

Rydex Variable Trust Portfolios – Financial Services Fund
2007	0.80% to 2.40%	1,165,736	8.91 to 11.36	13,994,254	1.06%	-10.88% to -20.75	% (a)
2006	1.15% to 2.40%	2,399,247	15.30 to 14.33	35,797,623	1.28%	15.39% to 14.00%
2005	1.15% to 2.40%	1,940,222	13.26 to 12.57	25,144,304	0.58%	2.19% to 0.94%
2004	1.15% to 2.40%	2,215,554	12.97 to 12.46	28,208,416	0.21%	15.77% to 14.41%
2003	1.15% to 2.40%	666,736	11.20 to 10.89	7,386,468	0.11%	27.44% to 25.82%

Rydex Variable Trust Portfolios – Government Long Bond 1.2x Strategy Fund
2007	0.80% to 2.40%	2,018,451	10.97 to 12.13	25,810,098	3.65%	9.70% to 7.11	% (a)
2006	1.15% to 2.40%	2,477,009	12.09 to 11.32	29,166,507	3.73%	-4.26% to -5.49%
2005	1.15% to 2.35%	2,933,150	12.63 to 12.00	36,425,360	3.04%	6.45% to 5.21%
2004	1.15% to 2.35%	1,812,323	11.86 to 11.41	21,283,468	3.65%	7.12% to 5.82%
2003	1.15% to 2.35%	1,181,842	11.07 to 10.78	12,990,386	2.96%	-2.21% to -3.35%

Rydex Variable Trust Portfolios – Health Care Fund
2007	0.80% to 2.40%	1,987,359	10.17 to 11.35	23,750,436	0.00%	1.66% to 3.51	% (a)
2006	1.15% to 2.40%	2,061,198	11.72 to 10.97	23,616,249	0.00%	3.91% to 2.63%
2005	1.15% to 2.40%	2,579,881	11.28 to 10.69	28,504,790	0.00%	9.38% to 8.03%
2004	1.15% to 2.40%	1,787,784	10.31 to 9.89	18,134,006	0.00%	5.00% to 3.74%
2003	1.15% to 2.40%	1,154,231	9.82 to 9.53	11,198,164	0.00%	28.28% to 26.66%

Rydex Variable Trust Portfolios – Hedged Equity Fund
2007	0.80% to 2.35%	663,743	10.04 to 10.73	7,224,928	4.28%	0.41% to 0.75	% (a)
2006	1.15% to 2.35%	756,277	10.79 to 10.65	8,121,721	1.98%	6.96% to 5.69%
2005	1.15% to 2.00%	134,664	10.08 to 10.08	1,357,333	0.19%	0.84% to 0.77	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ryder Variable Trust Portfolios – Internet Fund
2007	0.80% to 2.40%	1,266,765	$10.30 to 15.58	$20,753,720	0.00%	2.95% to 7.80	% (a)
2006	1.15% to 2.40%	309,872	15.44 to 14.46	4,724,502	0.00%	8.44% to 7.12%
2005	1.15% to 2.40%	945,879	14.24 to 13.50	13,226,384	0.00%	-2.51% to -3.73%
2004	1.15% to 2.40%	1,965,133	14.60 to 14.02	28,174,640	0.00%	14.54% to 13.23%
2003	1.15% to 2.40%	1,384,802	12.75 to 12.38	17,462,819	0.00%	62.50% to 60.47%

Rydex Variable Trust Portfolios – Inverse Dow 2x Strategy Fund
2007	1.15% to 2.05%	365,708	6.14 to 5.93	2,221,573	5.38%	-10.04% to -10.97%
2006	1.15% to 2.05%	681,290	6.83 to 6.66	4,624,437	1.86%	-22.67% to -23.42%
2005	1.15% to2.00%	369,228	8.83 to 8.70	3,246,389	1.46%	0.46% to -0.44%
2004	1.15% to 2.00%	213,395	8.79 to 8.74	1,871,704	0.00%	-12.14% to -12.64	% (a) (b)

Rydex Variable Trust Portfolios – Inverse Government Long Bond Strategy Fund
2007	1.15% to 2.05%	770,197	8.22 to 7.87	6,265,305	2.89%	-5.62% to -6.47%
2006	1.15% to 2.05%	928,746	8.71 to 8.42	8,028,340	2.24%	6.87% to 5.93%
2005	1.15% to 2.05%	1,169,228	8.15 to 7.95	9,458,742	0.00%	-6.33% to -7.22%
2004	1.15% to 2.05%	1,762,008	8.70 to 8.57	15,246,795	0.00%	-11.69% to -12.52%
2003	1.15% to 2.05%	1,091,091	9.85 to 9.79	10,726,393	0.00%	-1.48% to -2.08	% (a) (b)

Rydex Variable Trust Portfolios – Inverse Mid-Cap Strategy Fund
2007	1.15% to 2.00%	124,504	7.31 to 7.07	902,071	2.64%	-3.12% to -3.99%
2006	1.15% to 2.00%	449,003	7.54 to 7.36	3,370,439	2.37%	-4.93% to -5.78%
2005	1.15% to 1.85%	244,801	7.93 to 7.84	1,935,247	1.97%	-9.21% to -9.92%
2004	1.15% to 2.05%	88,589	8.74 to 8.69	771,961	0.00%	-12.61% to -13.14	% (a) (b)

Rydex Variable Trust Portfolios – Inverse OTC Strategy Fund
2007	1.15% to 2.05%	1,120,118	4.22 to 3.97	4,642,937	4.93%	-12.31% to -13.15%
2006	1.15% to 2.05%	2,522,905	4.82 to 4.58	11,962,337	5.47%	-2.53% to -3.43%
2005	1.15% to 2.05%	1,394,598	4.94 to 4.74	6,804,691	0.00%	0.11% to -0.83%
2004	1.15% to 2.05%	1,528,468	4.94 to 4.78	7,445,853	0.00%	-12.85% to -13.75%
2003	1.15% to 2.05%	1,101,548	5.67 to 5.54	6,187,096	2.02%	-38.09% to -38.73%

Rydex Variable Trust Portfolios – Inverse Russell 2000® Strategy Fund
2007	1.15% to 2.00%	482,460	7.38 to 7.14	3,534,718	3.11%	4.15% to 3.22%
2006	1.15% to 2.00%	801,628	7.09 to 6.92	5,653,817	3.48%	-12.96% to -13.76%
2005	1.15% to 2.00%	453,503	8.14 to 8.02	3,681,128	2.22%	-4.16% to -5.04%
2004	1.15% to 2.00%	106,063	8.50 to 8.45	898,747	0.00%	-15.01% to -15.50	% (a) (b)

Rydex Variable Trust Portfolios – Inverse S&P 500 Strategy Fund
2007	1.15% to 2.05%	941,839	6.54 to 6.16	6,069,827	4.93%	-0.34% to -1.28%
2006	1.15% to 2.05%	1,349,133	6.56 to 6.24	8,734,403	8.27%	-8.56% to -9.41%
2005	1.15% to 2.05%	1,247,352	7.17 to 6.89	8,843,219	0.00%	-1.91% to -2.83%
2004	1.15% to 2.35%	1,403,512	7.31 to 7.02	10,139,870	0.00%	-11.24% to -12.41%
2003	1.15% to 2.35%	562,511	8.24 to 8.01	4,600,851	0.00%	-24.53% to -25.46%

Rydex Variable Trust Portfolios – Japan 1.25x Strategy Fund
2007	0.80% to 2.35%	751,913	9.07 to 10.63	8,411,765	5.82%	-9.25% to -13.32	% (a)
2006	1.15% to 2.35%	1,190,504	13.07 to 12.27	15,318,670	2.11%	3.93% to 2.77%
2005	1.15% to 2.40%	2,199,730	12.58 to 11.91	27,314,609	0.00%	18.97% to 17.49%
2004	1.15% to 2.05%	743,806	10.57 to 10.26	7,780,211	0.00%	9.06% to 8.18%
2003	1.15% to 2.05%	458,873	9.69 to 9.48	4,412,984	0.00%	36.04% to 34.73%

Rydex Variable Trust Portfolios – Large-Cap Growth Fund
2007	0.80% to 2.15%	1,757,917	10.13 to 10.84	19,545,800	0.00%	1.30% to 2.69	% (a)
2006	1.15% to 2.35%	967,675	10.85 to 10.50	10,397,766	0.00%	4.19% to 2.95%
2005	1.15% to 2.00%	1,081,956	10.41 to 10.26	11,172,943	0.09%	0.61% to -0.24%
2004	1.15% to 2.00%	633,174	10.35 to 10.29	6,542,448	1.00%	3.47% to 2.88	% (a) (b)

Rydex Variable Trust Portfolios – Large-Cap Value Fund
2007	0.80% to 2.40%	581,997	9.26 to 11.96	7,209,802	0.97%	-7.43% to -7.60	% (a)
2006	1.15% to 2.40%	3,100,903	13.37 to 12.94	41,102,720	0.69%	16.31% to 14.90%
2005	1.15% to 2.00%	1,013,947	11.50 to 11.34	11,605,054	0.67%	2.99% to 2.16%
2004	1.15% to 1.85%	420,376	11.16 to 11.11	4,685,275	0.77%	11.63% to 11.12	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Leisure Fund
2007	0.80% to 2.40%	724,843	$9.97 to 16.47	$12,447,884	0.00%	-0.27% to -4.83	% (a)
2006	1.15% to 2.40%	1,336,727	18.46 to 17.31	24,067,868	0.00%	22.05% to 20.55%
2005	1.15% to 2.40%	688,928	15.12 to 14.36	10,157,585	0.00%	-5.96% to -7.10%
2004	1.15% to 2.40%	2,018,829	16.08 to 15.45	31,917,768	0.00%	22.44% to 21.02%
2003	1.15% to 2.40%	801,265	13.13 to 12.77	10,392,637	0.00%	33.34% to 31.62%

Rydex Variable Trust Portfolios – Mid-Cap 1.5x Strategy Fund
2007	0.80% to 2.40%	721,452	9.61 to 19.60	15,011,216	1.33%	-3.86% to 1.15	% (a)
2006	1.15% to 2.40%	915,949	20.65 to 19.37	18,630,982	0.22%	9.20% to 7.88%
2005	1.15% to 2.40%	1,832,079	18.91 to 17.96	34,165,571	0.00%	12.76% to 11.43%
2004	1.15% to 2.40%	1,074,402	16.77 to 16.12	17,808,586	0.00%	20.74% to 19.36%
2003	1.15% to 2.40%	983,334	13.89 to 13.50	13,556,655	0.00%	50.68% to 48.73%

Rydex Variable Trust Portfolios – Mid-Cap Growth Fund
2007	0.80% to 2.15%	685,021	10.19 to 12.51	8,811,803	0.00%	1.94% to 6.16	% (a)
2006	1.15% to 2.15%	465,988	12.10 to 11.79	5,600,019	0.00%	1.94% to 0.95%
2005	1.15% to 2.05%	2,175,794	11.87 to 11.69	25,716,327	0.00%	10.19% to 9.24%
2004	1.15% to 2.05%	566,096	10.77 to 10.70	6,084,013	0.00%	7.69% to 7.05	% (a) (b)

Rydex Variable Trust Portfolios – Mid-Cap Value Fund
2007	1.15% to 2.40%	389,952	13.33 to 12.74	5,147,605	1.40%	-5.95% to -7.09%
2006	1.15% to 2.40%	751,110	14.17 to 13.71	10,532,616	1.16%	15.73% to 14.33%
2005	1.15% to 2.05%	434,593	12.24 to 12.07	5,300,196	0.55%	7.08% to 6.17%
2004	1.15% to 2.00%	733,363	11.43 to 11.37	8,375,196	0.02%	14.32% to 13.69	% (a) (b)

Rydex Variable Trust Portfolios – Multi-Cap Core Equity Fund
2007	0.80% to 2.35%	468,895	9.44 to 10.33	4,913,992	0.67%	-5.61% to -7.46	% (a)
2006	1.15% to 2.35%	448,474	11.31 to 11.17	5,045,584	0.08%	13.05% to 11.72%
2005	1.15% to 1.80%	35,674	10.01 to 10.00	356,874	0.00%	0.06% to 0.01	% (a) (b)

Rydex Variable Trust Portfolios – Nova Fund
2007	0.80% to 2.40%	3,331,378	9.77 to 12.49	43,798,223	1.09%	-2.31% to -1.25	% (a)
2006	1.15% to 2.35%	4,124,172	13.51 to 12.68	54,628,828	0.79%	17.91% to 16.53%
2005	1.15% to 2.35%	5,496,441	11.46 to 10.88	61,916,595	0.30%	2.77% to 1.57%
2004	1.15% to 2.35%	4,376,840	11.15 to 10.71	48,297,744	0.05%	13.30% to 12.04%
2003	1.15% to 2.20%	2,518,202	9.84 to 9.59	24,637,798	0.00%	37.59% to 36.04%

Rydex Variable Trust Portfolios – OTC 2x Strategy Fund
2007	1.15% to 2.15%	2,175,439	12.94 to 12.11	27,662,536	0.32%	26.72% to 25.54%
2006	1.15% to 2.15%	1,191,682	10.21 to 9.64	11,969,599	0.08%	3.66% to 2.63%
2005	1.15% to 2.05%	1,702,841	9.85 to 9.44	16,583,822	0.00%	-4.14% to -4.99%
2004	1.15% to 2.05%	2,525,054	10.27 to 9.93	25,733,805	3.46%	12.90% to 11.99%
2003	1.15% to 2.05%	1,367,723	9.01 to 8.87	12,325,139	13.80%	96.36% to 94.23%

Rydex Variable Trust Portfolios – OTC Fund
2007	0.80% to 2.20%	842,901	10.61 to 14.46	12,821,105	0.12%	6.12% to 15.29	% (a)
2006	1.15% to 2.20%	841,434	13.25 to 12.54	10,952,350	0.00%	4.56% to 3.48%
2005	1.15% to 2.05%	1,260,934	12.67 to 12.20	15,717,447	0.00%	-0.05% to -0.93%
2004	1.15% to 2.40%	4,291,035	12.68 to 12.17	53,776,428	0.00%	8.09% to 6.80%
2003	1.15% to 2.05%	833,609	11.73 to 11.49	9,709,977	0.00%	43.75% to 42.42%

Rydex Variable Trust Portfolios – Precious Metals Fund
2007	0.80% to 2.40%	1,493,671	11.62 to 25.23	39,756,266	0.00%	16.20% to 16.73	% (a)
2006	1.15% to 2.40%	1,192,909	23.04 to 21.62	27,089,138	0.00%	20.04% to 18.68%
2005	1.15% to 2.40%	1,824,984	19.19 to 18.21	34,432,953	0.00%	19.50% to 17.96%
2004	1.15% to 2.40%	1,135,796	16.06 to 15.44	17,973,169	0.00%	-15.20% to -16.22%
2003	1.15% to 2.40%	828,775	18.94 to 18.43	15,566,822	0.00%	39.28% to 37.61%

Rydex Variable Trust Portfolios – Real Estate Fund
2007	0.80% to 2.40%	1,220,492	9.40 to 17.12	21,901,406	1.52%	-5.97% to -21.05	% (a)
2006	1.15% to 2.40%	2,113,674	23.10 to 21.68	47,814,239	2.17%	29.23% to 27.70%
2005	1.15% to 2.40%	941,969	17.88 to 16.98	16,519,261	1.76%	5.92% to 4.67%
2004	1.15% to 2.05%	638,192	16.88 to 16.41	10,696,859	0.83%	28.05% to 27.02%
2003	1.15% to 1.85%	158,221	13.18 to 12.98	2,074,868	3.65%	28.81% to 27.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Retailing Fund
2007	0.80% to 2.40%	175,243	$8.89 to 12.05	$2,221,363	0.00%	-11.10% to -14.69	% (a)
2006	1.15% to 2.40%	1,189,006	15.08 to 14.13	17,395,420	0.00%	8.81% to 7.47%
2005	1.15% to 2.40%	842,111	13.86 to 13.15	11,373,723	0.00%	4.27% to 3.00%
2004	1.15% to 2.40%	1,119,057	13.29 to 12.76	14,599,245	0.00%	8.79% to 7.50%
2003	1.15% to 2.40%	557,769	12.22 to 11.87	6,728,717	0.00%	33.71% to 32.01%

Rydex Variable Trust Portfolios – Russell 2000® 1.5x Strategy Fund
2007	0.80% to 2.35%	713,902	9.55 to 17.13	12,930,976	0.91%	-4.47% to -8.90	% (a)
2006	1.15% to 2.20%	2,130,166	20.01 to 18.96	42,198,456	0.38%	19.46% to 18.28%
2005	1.15% to 2.05%	1,371,869	16.75 to 16.13	22,760,014	1.59%	2.72% to 1.85%
2004	1.15% to 2.35%	4,543,149	16.30 to 15.68	73,517,463	0.00%	23.76% to 22.42%
2003	1.15% to 2.40%	5,186,476	13.17 to 12.79	67,947,607	9.37%	62.39% to 60.23%

Rydex Variable Trust Portfolios – S&P 500 2x Strategy Fund
2007	1.15% to 2.05%	1,158,234	13.68 to 12.93	15,569,188	0.82%	-0.55% to -1.38%
2006	1.15% to 2.15%	1,441,771	13.76 to 13.04	19,561,762	0.94%	22.28% to 21.11%
2005	1.15% to 2.05%	1,050,169	11.25 to 10.82	11,666,957	0.10%	2.20% to 1.32%
2004	1.15% to 2.05%	1,221,310	11.01 to 10.67	13,274,965	0.00%	15.55% to 14.64%
2003	1.15% to 2.05%	2,532,632	9.53 to 9.31	24,009,533	0.00%	53.16% to 51.61%

Rydex Variable Trust Portfolios – Sector Rotation Fund
2007	0.80% to 2.35%	2,302,659	11.04 to 15.19	36,643,783	0.00%	10.45% to 19.93	% (a)
2006	1.15% to 2.35%	2,251,981	13.39 to 12.66	29,607,719	0.00%	10.11% to 8.84%
2005	1.15% to 2.05%	1,587,662	12.16 to 11.77	19,107,058	0.00%	12.41% to 11.45%
2004	1.15% to 2.05%	753,136	10.82 to 10.56	8,100,165	0.00%	9.44% to 8.52%
2003	1.15% to 2.05%	989,549	9.89 to 9.73	9,733,379	0.00%	28.41% to 27.20%

Rydex Variable Trust Portfolios – Small-Cap Growth Fund
2007	0.80% to 2.35%	383,469	9.67 to 12.15	4,819,484	0.00%	-3.35% to -2.43	% (a)
2006	1.15% to 2.35%	488,949	12.85 to 12.45	6,242,443	0.00%	6.50% to 5.24%
2005	1.15% to 2.05%	666,066	12.07 to 11.89	8,006,859	0.00%	4.98% to 4.09%
2004	1.15% to 2.05%	915,334	11.49 to 11.43	10,503,385	0.00%	14.93% to 14.25	% (a) (b)

Rydex Variable Trust Portfolios – Small-Cap Value Fund
2007	1.15% to 2.35%	288,414	11.13 to 10.66	3,178,063	0.13%	-21.28% to -22.23%
2006	1.15% to 2.35%	926,833	14.14 to 13.71	13,008,771	0.47%	17.84% to 16.48%
2005	1.15% to 2.00%	737,733	12.00 to 11.84	8,816,352	0.00%	2.45% to 1.63%
2004	1.15% to 2.00%	1,503,275	11.71 to 11.65	17,579,309	0.08%	17.13% to 16.49	% (a) (b)

Rydex Variable Trust Portfolios – Strengthening Dollar 2x Strategy Fund
2007	1.15% to 2.05%	125,974	8.00 to 7.84	1,000,152	0.00%	-11.92% to -12.76%
2006	1.15% to 2.05%	22,945	9.09 to 8.98	207,608	1.60%	-11.65% to -12.47%
2005	1.15% to 2.05%	21,223	10.29 to 10.26	218,176	0.91%	2.87% to 2.65	% (a) (b)

Rydex Variable Trust Portfolios – Technology Fund
2007	0.80% to 2.40%	1,360,335	10.00 to 13.78	19,766,820	0.00%	-0.03% to 7.77	% (a)
2006	1.15% to 2.40%	1,010,681	13.66 to 12.79	13,549,456	0.00%	4.68% to 3.39%
2005	1.15% to 2.40%	900,201	13.05 to 12.37	11,528,619	0.00%	1.93% to 0.65%
2004	1.15% to 2.40%	932,471	12.80 to 12.29	11,788,174	0.00%	-0.01% to -1.20%
2003	1.15% to 2.40%	1,124,632	12.81 to 12.44	14,246,545	0.00%	59.47% to 57.46%

Rydex Variable Trust Portfolios – Telecommunications Fund
2007	0.80% to 2.40%	1,885,711	9.51 to 10.61	21,038,496	0.21%	-4.94% to 6.67	% (a)
2006	1.15% to 2.40%	1,823,489	10.64 to 9.95	18,869,371	1.33%	18.14% to 16.72%
2005	1.15% to 2.40%	1,531,964	9.01 to 8.52	13,459,014	0.00%	0.00% to -1.25%
2004	1.15% to 2.40%	2,551,837	9.01 to 8.63	22,542,299	0.00%	11.38% to 10.08%
2003	1.15% to 2.40%	1,109,456	8.09 to 7.84	8,870,526	0.00%	32.14% to 30.47%

Rydex Variable Trust Portfolios – Transportation Fund
2007	0.80% to 2.40%	403,231	8.61 to 14.49	6,107,051	0.00%	-13.92% to -10.93	% (a)
2006	1.15% to 2.40%	1,086,893	17.35 to 16.27	18,351,689	0.00%	6.15% to 4.90%
2005	1.15% to 2.40%	1,307,594	16.35 to 15.51	20,916,580	0.00%	7.24% to 5.95%
2004	1.15% to 2.40%	2,259,235	15.24 to 14.64	33,857,618	0.00%	21.58% to 20.12%
2003	1.15% to 2.40%	336,896	12.54 to 12.19	4,171,916	0.00%	19.13% to 17.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust Portfolios – Utilities Fund
2007	0.80% to 2.40%	2,671,079	$10.73 to 12.01	$33,808,393	1.46%	7.31% to 10.23	% (a)
2006	1.15% to 2.40%	3,166,003	11.65 to 10.90	36,117,198	2.76%	19.58% to 18.12%
2005	1.15% to 2.40%	1,986,172	9.74 to 9.23	18,972,070	1.32%	9.30% to 8.00%
2004	1.15% to 2.40%	935,617	8.92 to 8.54	8,266,553	1.64%	15.96% to 14.58%
2003	1.15% to 2.40%	1,290,262	7.69 to 7.46	9,829,647	2.41%	23.96% to 22.33%

Rydex Variable Trust Portfolios – Weakening Dollar 2x Strategy Fund
2007	1.15% to 2.05%	333,314	13.09 to 12.84	4,344,954	18.79%	16.75% to 15.75%
2006	1.15% to 2.05%	408,120	11.21 to 11.09	4,563,472	6.30%	15.38% to 14.37%
2005	1.15% to 2.00%	47,007	9.72 to 9.70	456,636	0.37%	-2.80% to -3.00	% (a) (b)

2007 Reserves for annuity contracts in payout phase:				1,565,433

2007 Contract owners’ equity				$1,233,502,374

2006 Reserves for annuity contracts in payout phase:				1,830,048

2006 Contract owners’ equity				$1,233,770,495

2005 Reserves for annuity contracts in payout phase:				470,636

2005 Contract owners’ equity				$1,092,585,927

2004 Reserves for annuity contracts in payout phase:				167,427

2004 Contract owners’ equity				$979,135,633

2003 Reserves for annuity contracts in payout phase:				75,047

2003 Contract owners’ equity				$578,495,135

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contract holder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.
(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company